UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Secretary

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

Alerian Energy Infrastructure ETF	SCHEDULE OF INVESTMENTS
	February 28, 2018 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies (23.85%)
Energy (23.85%)
AltaGas, Ltd.	38,172	$785,929
Enbridge, Inc.	56,286	1,790,081
Gibson Energy, Inc.	31,885	414,465
Inter Pipeline, Ltd.	84,010	1,460,617
Keyera Corp.	41,965	1,069,401
Pembina Pipeline Corp.	60,909	1,958,467
TransCanada Corp.	44,246	1,913,695
Total Energy		9,392,655

Total Canadian Energy Infrastructure Companies
(Cost $11,417,705)		9,392,655

U.S. Energy Infrastructure Companies (24.74%)
Energy (21.47%)
Kinder Morgan, Inc.	123,276	1,997,071
ONEOK, Inc.	40,926	2,305,362
SemGroup Corp., Class A	88,555	1,965,921
Targa Resources Corp.	48,984	2,187,136
Total Energy		8,455,490

Industrials (3.27%)
Macquarie Infrastructure Corp.	31,824	1,288,872

Total U.S. Energy Infrastructure Companies
(Cost $12,696,755)		9,744,362

U.S. Energy Infrastructure MLPs (24.33%)
Energy (24.33%)
Andeavor Logistics LP	11,986	557,109
Buckeye Partners LP	20,315	910,112
Cheniere Energy Partners LP	2,745	80,484
Energy Transfer Equity LP	121,484	1,883,002
Enterprise Products Partners LP	83,775	2,129,561
EQT GP Holdings LP	881	20,765
Magellan Midstream Partners LP	31,089	1,941,819
MPLX LP	40,742	1,406,821
NuStar GP Holdings LLC	1,751	20,399
Phillips 66 Partners LP	5,184	254,742
Shell Midstream Partners LP	10,925	262,746
Western Gas Equity Partners LP	3,171	115,424
Total Energy		9,582,984

Total U.S. Energy Infrastructure MLPs
(Cost $11,875,714)		9,582,984

U.S. General Partners (24.71%)
Energy (10.37%)
Antero Midstream GP LP	12,510	231,435
EnLink Midstream LLC	21,281	312,831
Plains GP Holdings LP, Class A	53,538	1,113,590
Tallgrass Energy GP LP	19,630	395,544

Security Description		Shares	Value
Energy (continued)
The Williams Cos., Inc.		73,181	$2,031,505
Total Energy			4,084,905

Utilities (14.34%)
CenterPoint Energy, Inc.		70,760	1,914,058
Dominion Energy, Inc.		25,261	1,871,082
OGE Energy Corp.		59,461	1,863,508
Total Utilities			5,648,648

Total U.S. General Partners
(Cost $11,516,044)			9,733,553

	7 Day Yield	Shares	Value
Short Term Investments (0.24%)
State Street Institutional Treasury Plus Money Market Fund	1.299%	94,676	94,676

Total Short Term Investments
(Cost $94,676)			94,676

Total Investments (97.87%)
(Cost $47,600,894)			$38,548,230

Net Other Assets and Liabilities (2.13%)			840,816

Net Assets (100.00%)			$39,389,046

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF	SCHEDULE OF INVESTMENTS
	February 28, 2018 (Unaudited)

Security Description		Shares	Value
Master Limited Partnerships (99.90%)
Gathering & Processing | Natural Gas (28.33%)
Antero Midstream Partners LP		6,823,882	$178,171,559
DCP Midstream LP		7,063,864	253,168,886
EnLink Midstream Partners LP		12,876,295	187,993,907
MPLX LP		22,434,686	774,669,707
Rice Midstream Partners LP(a)		5,727,658	108,882,779
Western Gas Partners LP(a)		7,834,428	364,692,623
Williams Partners LP		19,819,570	718,261,217
Total Gathering & Processing | Natural Gas			2,585,840,678

Pipeline Transportation | Natural Gas (31.98%)
Boardwalk Pipeline Partners LP		9,856,003	111,077,154
Dominion Energy Midstream Partners LP(a)		3,802,639	95,826,503
Energy Transfer Partners LP		56,010,520	1,019,951,569
Enterprise Products Partners LP		37,772,549	960,178,196
EQT Midstream Partners LP(a)		4,575,893	281,508,937
Spectra Energy Partners LP		6,313,317	248,050,225
TC PipeLines LP(a)		4,117,777	202,306,384
Total Pipeline Transportation | Natural Gas			2,918,898,968

Pipeline Transportation | Petroleum (39.59%)
Andeavor Logistics LP		6,949,856	323,029,307
Buckeye Partners LP(a)		11,438,078	512,425,894
Enbridge Energy Partners LP(a)		16,830,466	210,549,130
Genesis Energy LP(a)		8,385,913	167,382,824
Holly Energy Partners LP		3,230,921	94,989,077
Magellan Midstream Partners LP(a)		13,885,533	867,290,391
NGL Energy Partners LP(a)		8,705,888	106,647,128
NuStar Energy LP(a)		6,180,854	135,607,937
Phillips 66 Partners LP		3,610,253	177,407,832
Plains All American Pipeline LP		32,834,532	692,808,625
Shell Midstream Partners LP		7,706,484	185,340,940
Tallgrass Energy Partners LP(a)		3,668,782	140,697,790
Total Pipeline Transportation | Petroleum			3,614,176,875

Total Master Limited Partnerships
(Cost $9,370,863,564)			9,118,916,521

	7 Day Yield	Shares	Value
Short Term Investments (0.24%)
State Street Institutional Treasury Plus Money Market Fund	1.299%	21,841,125	21,841,125

Total Short Term Investments
(Cost $21,841,125)			21,841,125

Total Investments (100.14%)
(Cost $9,392,704,689)			$9,140,757,646

Liabilities in Excess of Other Assets (-0.14%)			(12,622,439)

Net Assets (100.00%)			$9,128,135,207

(a) Affiliated Company. See Note 8 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.74%)
Brazil (9.38%)
BB Seguridade Participacoes SA	124,910	$1,119,493
CCR SA	217,523	850,824
Cielo SA	148,916	1,109,451
Engie Brasil Energia SA	99,644	1,201,473
Fleury SA	130,336	1,089,044
Total Brazil		5,370,285

Chile (4.42%)
AES Gener SA	3,892,270	1,188,840
Cencosud SA	441,088	1,341,088
Total Chile		2,529,928

China (9.29%)
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	2,033,000	1,080,678
Great Wall Motor Co., Ltd., Class H	936,500	1,108,114
Huaneng Power International, Inc., Sponsored ADR(a)	42,071	1,028,215
Lenovo Group, Ltd.	1,916,000	1,001,347
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,830,000	1,099,043
Total China		5,317,397

Czech Republic (1.99%)
CEZ A.S.	47,002	1,139,650

Hungary (1.68%)
Richter Gedeon Nyrt	43,644	963,569

India (6.08%)
Infosys, Ltd., Sponsored ADR	67,229	1,187,264
Vedanta Ltd., ADR	58,565	1,181,842
Wipro, Ltd., ADR(a)	201,374	1,109,571
Total India		3,478,677

Indonesia (8.45%)
Astra International Tbk PT	1,731,400	1,016,915
Indocement Tunggal Prakarsa Tbk PT	736,800	1,177,669
Kalbe Farma Tbk PT	8,516,900	991,166
Perusahaan Gas Negara Persero Tbk	8,521,900	1,654,978
Total Indonesia		4,840,728

Malaysia (7.16%)
Astro Malaysia Holdings Bhd	1,583,300	978,194
British American Tobacco Malay Bhd	113,227	820,946
Malayan Banking Bhd	464,500	1,240,406

Security Description	Shares	Value
Malaysia (continued)
MISC Bhd	605,100	$1,059,736
Total Malaysia		4,099,282

Mexico (3.55%)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	135,299	956,564
Kimberly-Clark de Mexico SAB de CV, Class A	590,500	1,076,020
Total Mexico		2,032,584

Philippines (3.55%)
PLDT, Inc., Sponsored ADR(a)	35,215	1,017,713
Semirara Mining & Power Corp.	1,439,300	1,017,017
Total Philippines		2,034,730

Poland (2.01%)
Bank Pekao SA	29,787	1,152,616

Russia (10.87%)
Gazprom PAO, Sponsored ADR(b)	237,020	1,186,048
Lukoil PJSC, Sponsored ADR	18,442	1,237,458
MegaFon PJSC, GDR(c)	112,864	1,199,744
Mobile TeleSystems PJSC, Sponsored ADR	120,863	1,445,522
Severstal PJSC, GDR(c)	71,105	1,157,589
Total Russia		6,226,361

South Africa (12.21%)
AVI, Ltd.	139,502	1,437,159
Barclays Africa Group, Ltd.	91,642	1,542,422
Life Healthcare Group Holdings, Ltd.	543,536	1,251,717
Netcare, Ltd.	638,378	1,380,277
Woolworths Holdings, Ltd.	248,864	1,378,973
Total South Africa		6,990,548

Thailand (9.35%)
BTS Group Holdings Pcl	4,179,420	1,085,132
Charoen Pokphand Foods Pcl	1,451,500	1,058,915
Delta Electronics Thailand Pcl	423,224	916,828
Intouch Holdings Pcl, NVDR	630,400	1,144,721
Thai Oil Pcl	349,500	1,146,814
Total Thailand		5,352,410

Turkey (9.75%)
Enka Insaat ve Sanayi A.S.	688,934	994,936
Eregli Demir ve Celik Fabrikalari TAS	452,604	1,352,514
Ford Otomotiv Sanayi A.S.	66,820	1,102,095
Tofas Turk Otomobil Fabrikasi A.S.	1	8
Tupras Turkiye Petrol Rafinerileri A.S.	34,336	1,055,867

Security Description		Shares	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri A.S., ADR		108,897	$1,078,080
Total Turkey			5,583,500

TOTAL COMMON STOCKS
(Cost $52,809,036)			57,112,265

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.75%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $77,084)	1.299%	77,084	77,084

Investments Purchased with Collateral From Securities Loaned (2.62%)
State Street Navigator Securities Lending Prime Portfolio, 1.38%
(Cost $1,500,648)		1,500,648	1,500,648

TOTAL SHORT TERM INVESTMENTS
(Cost $1,577,732)			1,577,732

TOTAL INVESTMENTS (102.49%)
(Cost $54,386,768)			$58,689,997

NET LIABILITIES LESS OTHER ASSETS (-2.49%)			(1,429,669)
NET ASSETS (100.00%)			$57,260,327

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,542,982.
(b)	Non-income producing security.
(c)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of February 28, 2018, the aggregate market values of these securities were $2,357,333, representing 4.12% of the Fund’s net assets.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
	February 28, 2018 (Unaudited)

SECURITY DESCRIPTION		SHARES	VALUE
EXCHANGE TRADED FUNDS (100.00%)
Consumer Discretionary (10.72%)
Consumer Discretionary Select Sector SPDR® Fund		173,298	$18,035,123

Consumer Staples (9.48%)
Consumer Staples Select Sector SPDR® Fund		298,489	15,942,297

Energy (9.80%)
Energy Select Sector SPDR® Fund		247,061	16,488,851

Financials (10.48%)
Financial Select Sector SPDR® Fund		610,501	17,625,164

Healthcare (10.14%)
Health Care Select Sector SPDR® Fund		202,820	17,065,275

Industrials (10.38%)
Industrial Select Sector SPDR® Fund		227,832	17,463,323

Materials (10.19%)
Materials Select Sector SPDR® Fund		287,374	17,136,112

Real Estate (9.15%)
Real Estate Select Sector SPDR® Fund		511,541	15,402,499

Technology (10.66%)
Technology Select Sector SPDR® Fund		262,981	17,927,415

Utilities (9.00%)
Utilities Select Sector SPDR® Fund		308,579	15,138,886

TOTAL EXCHANGE TRADED FUNDS
(Cost $124,703,984)			168,224,945

	7 DAY YIELD	SHARES	VALUE
SHORT TERM INVESTMENTS (0.01%)
State Street Institutional Treasury Plus Money Market Fund	1.299%	12,666	12,666

TOTAL SHORT TERM INVESTMENTS
(COST OF $12,666)			12,666

TOTAL INVESTMENTS (100.01%)
(Cost $124,716,650)			$168,237,611

NET LIABILITIES LESS OTHER ASSETS (-0.01%)			(18,133)

NET ASSETS (100.00%)			$168,219,478

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.37%)
Australia (18.35%)
AMP, Ltd.	1,750,296	$7,191,519
BHP Billiton, Ltd.	337,080	7,985,208
Fortescue Metals Group, Ltd.	2,010,284	7,869,396
National Australia Bank, Ltd.	306,752	7,190,516
Telstra Corp., Ltd.	2,479,661	6,451,944
Wesfarmers, Ltd.	208,446	6,691,329
Westpac Banking Corp.	290,265	6,937,062
Woodside Petroleum, Ltd.	322,379	7,306,434
Woolworths, Ltd.	340,265	7,296,879
Total Australia		64,920,287

Belgium (1.86%)
Proximus SADP	204,728	6,591,387

Denmark (2.04%)
Pandora A/S(a)	68,677	7,201,501

Finland (6.82%)
Fortum OYJ	339,472	7,475,519
Nokia OYJ	1,484,909	8,701,068
UPM-Kymmene OYJ	230,542	7,940,011
Total Finland		24,116,598

France (5.97%)
Carrefour SA	330,151	7,632,767
Sanofi	79,847	6,334,794
TOTAL SA	124,910	7,157,773
Total France		21,125,334

Germany (3.73%)
Evonik Industries AG	182,598	6,778,883
Telefonica Deutschland Holding AG	1,391,257	6,432,899
Total Germany		13,211,782

Hong Kong (2.22%)
Sands China, Ltd.	1,393,800	7,863,156

Security Description	Shares	Value
Israel (2.54%)
Teva Pharmaceutical Industries, Ltd.	468,894	$8,968,423

Italy (3.84%)
Atlantia SpA	210,847	6,528,587
Eni SpA	420,778	7,040,076
Total Italy		13,568,663

Japan (9.76%)
Canon, Inc.	179,163	6,878,032
Japan Airlines Co., Ltd.	182,700	7,001,830
Japan Tobacco, Inc.	209,800	5,993,443
Nissan Motor Co., Ltd.	718,900	7,580,135
Tokyo Electron, Ltd.	35,800	7,066,386
Total Japan		34,519,826

Netherlands (1.97%)
Royal Dutch Shell Plc, Class A	218,277	6,979,674

Portugal (1.92%)
EDP - Energias de Portugal SA	2,020,987	6,787,814

Spain (5.83%)
Abertis Infraestructuras SA	309,368	7,397,613
Endesa SA	305,646	6,450,970
Ferrovial SA	313,377	6,791,919
Total Spain		20,640,502

Sweden (9.47%)
Hennes & Mauritz AB, Class B	292,889	4,856,685
Nordea Bank AB	581,373	6,633,600
Swedbank AB, Class A	287,868	7,259,833
Telefonaktiebolaget LM Ericsson, Class B	1,098,746	7,392,767
Telia Co. AB	1,553,861	7,374,338
Total Sweden		33,517,223

Switzerland (1.87%)
Roche Holding AG	28,515	6,621,494

United Kingdom (21.18%)
AstraZeneca Plc	107,229	7,048,960
BP Plc	1,042,903	6,822,037
Centrica Plc	3,563,512	7,015,420
GlaxoSmithKline Plc	398,911	7,178,893

Security Description		Shares	Value
United Kingdom (continued)
Imperial Brands Plc		166,388	$5,999,249
International Consolidated Airlines Group SA		807,187	6,829,771
Micro Focus International Plc		211,858	6,017,048
Persimmon Plc		192,279	6,885,122
Rio Tinto, Ltd.		132,356	8,343,324
SSE Plc		387,974	6,543,018
Vodafone Group Plc		2,237,953	6,277,518
Total United Kingdom			74,960,360

TOTAL COMMON STOCKS
(Cost $341,628,789)			351,594,024

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.81%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $128,925)	1.299%	128,925	128,925

Investments Purchased with Collateral From Securities Loaned (2.77%)
State Street Navigator Securities Lending Prime Portfolio, 1.38%
(Cost $9,812,378)		9,812,378	9,812,378

TOTAL SHORT TERM INVESTMENTS
(Cost $9,941,303)			9,941,303

TOTAL INVESTMENTS (102.18%)
(Cost $351,570,092)			$361,535,327

NET LIABILITIES LESS OTHER ASSETS (-2.18%)			(7,727,778)
NET ASSETS (100.00%)			$353,807,549

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS MEDICAL BREAKTHROUGHS ETF	SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.98%)
Biotechnology (79.24%)
Acceleron Pharma, Inc.(a)	59,006	$2,474,122
Achillion Pharmaceuticals, Inc.(a)	178,306	579,494
Acorda Therapeutics, Inc.(a)	60,967	1,447,966
Adamas Pharmaceuticals, Inc.(a)(b)	29,462	720,346
Adaptimmune Therapeutics PLC, ADR(a)(b)	121,176	924,573
Aduro Biotech, Inc.(a)	96,500	603,125
Agios Pharmaceuticals, Inc.(a)	62,758	5,045,116
Aimmune Therapeutics, Inc.(a)	66,284	2,154,230
Akebia Therapeutics, Inc.(a)	61,138	874,273
AMAG Pharmaceuticals, Inc.(a)	45,757	963,185
Amarin Corp. PLC, ADR(a)(b)	350,242	1,215,340
AnaptysBio, Inc.(a)	30,582	3,754,246
Aquinox Pharmaceuticals, Inc.(a)	30,350	439,771
Arena Pharmaceuticals, Inc.(a)	51,028	1,978,356
Array BioPharma, Inc.(a)	256,636	4,444,936
Arrowhead Pharmaceuticals, Inc.(a)(b)	96,712	626,694
Ascendis Pharma A/S, ADR(a)(b)	47,338	2,943,950
Atara Biotherapeutics, Inc.(a)	39,974	1,539,998
Athenex, Inc.(a)	75,010	1,188,158
BeiGene, Ltd., ADR(a)	59,160	8,487,685
BioCryst Pharmaceuticals, Inc.(a)	127,274	632,552
Calithera Biosciences, Inc.(a)	45,886	353,322
Cascadian Therapeutics, Inc.(a)	65,384	651,878
Catalyst Pharmaceuticals, Inc.(a)	129,771	413,969
Chimerix, Inc.(a)	60,854	295,750
Clementia Pharmaceuticals, Inc.(a)(b)	39,483	629,359
Clovis Oncology, Inc.(a)	63,800	3,704,866
Concert Pharmaceuticals, Inc.(a)	29,339	641,937
DBV Technologies SA, Sponsored ADR(a)(b)	65,012	1,388,656
Dynavax Technologies Corp.(a)(b)	78,871	1,273,767
Emergent BioSolutions, Inc.(a)	53,941	2,680,868
Enanta Pharmaceuticals, Inc.(a)	24,822	1,951,506
Epizyme, Inc.(a)	90,511	1,602,045
FibroGen, Inc.(a)	106,722	5,880,382
Five Prime Therapeutics, Inc.(a)	37,420	795,549
Flexion Therapeutics, Inc.(a)(b)	48,550	1,231,228
G1 Therapeutics, Inc.(a)	36,659	828,127
Galapagos NV, Sponsored ADR(a)	66,128	6,891,199
Global Blood Therapeutics, Inc.(a)	56,870	3,335,426
GlycoMimetics, Inc.(a)(b)	44,413	1,021,943
Halozyme Therapeutics, Inc.(a)	185,525	3,647,422
Heron Therapeutics, Inc.(a)	70,999	1,444,830
ImmunoGen, Inc.(a)	172,656	1,918,208
Immunomedics, Inc.(a)	198,144	3,350,615
Insmed, Inc.(a)	99,863	2,417,683

Security Description	Shares	Value
Biotechnology (79.24%) (continued)
Ironwood Pharmaceuticals, Inc.(a)	176,613	$2,507,905
Jounce Therapeutics, Inc.(a)	41,599	876,907
Kura Oncology, Inc.(a)	39,083	883,276
Ligand Pharmaceuticals, Inc.(a)(b)	27,483	4,174,393
Loxo Oncology, Inc.(a)	38,860	4,322,009
Madrigal Pharmaceuticals, Inc.(a)	16,264	2,049,915
MediciNova, Inc.(a)(b)	46,689	487,900
Minerva Neurosciences, Inc.(a)	50,060	262,815
Molecular Templates, Inc.(a)	34,771	322,675
NantKwest, Inc.(a)(b)	102,751	456,214
NuCana PLC, ADR(a)(b)	41,237	801,235
PDL BioPharma, Inc.(a)	199,622	479,093
Portola Pharmaceuticals, Inc.(a)	84,895	3,592,756
Progenics Pharmaceuticals, Inc.(a)	90,887	607,125
Protagonist Therapeutics, Inc.(a)	26,488	448,972
PTC Therapeutics, Inc.(a)	53,661	1,381,771
Ra Pharmaceuticals, Inc.(a)	29,266	186,717
Radius Health, Inc.(a)(b)	58,172	2,215,771
Rhythm Pharmaceuticals, Inc.(a)	33,722	871,714
Sarepta Therapeutics, Inc.(a)	84,146	5,281,844
Savara, Inc.(a)(b)	39,447	438,651
Selecta Biosciences, Inc.(a)(b)	28,895	264,678
Seres Therapeutics, Inc.(a)(b)	52,422	498,009
Spark Therapeutics, Inc.(a)(b)	47,565	2,715,962
Syndax Pharmaceuticals, Inc.(a)	31,548	285,194
TESARO, Inc.(a)(b)	70,738	3,906,860
Tocagen, Inc.(a)(b)	25,617	279,225
UroGen Pharma, Ltd.(a)	17,046	897,642
Vascular Biogenics, Ltd.(a)(b)	38,447	242,216
XOMA Corp.(a)	10,529	282,598
Total Biotechnology		133,410,693

Pharmaceuticals (20.74%)
Aclaris Therapeutics, Inc.(a)(b)	39,880	795,207
Aerie Pharmaceuticals, Inc.(a)	47,770	2,443,435
Akorn, Inc.(a)	162,863	2,758,899
Avadel Pharmaceuticals PLC, ADR(a)(b)	51,845	430,832
Depomed, Inc.(a)	81,438	559,479
Endo International PLC(a)	291,604	1,838,563
GW Pharmaceuticals PLC, ADR(a)(b)	32,931	3,742,279
Horizon Pharma PLC(a)	213,682	3,115,484
Impax Laboratories, Inc.(a)	96,460	1,967,784
Lannett Co., Inc.(a)(b)	48,718	779,488
MyoKardia, Inc.(a)	46,501	2,706,358
Pacira Pharmaceuticals, Inc.(a)	52,774	1,651,826
Paratek Pharmaceuticals, Inc.(a)	36,141	473,447
Reata Pharmaceuticals, Inc., Class A(a)(b)	25,662	618,198
Revance Therapeutics, Inc.(a)	40,012	1,238,371
Supernus Pharmaceuticals, Inc.(a)	66,803	2,598,637
Taro Pharmaceutical Industries, Ltd.(a)	52,750	5,177,413
Theravance Biopharma, Inc.(a)(b)	70,475	1,857,721

Security Description		Shares	Value
Pharmaceuticals (20.74%) (continued)
Zynerba Pharmaceuticals, Inc.(a)		17,532	$170,762
Total Pharmaceuticals			34,924,183

TOTAL COMMON STOCKS
(Cost $162,001,217)			168,334,876

RIGHTS (0.00%)(c)
Biotechnology (0.00%)(c)
Dyax Corp. - CVR (Expiring 12/31/2019)(a)		170,016	1,700
Total Biotechnology			1,700

TOTAL RIGHTS
(Cost $–)			1,700

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.90%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $69,601)	1.299%	69,601	69,601

Investments Purchased with Collateral from Securities Loaned (5.86%)
State Street Navigator Securities Lending Prime Portfolio, 1.38%
(Cost $9,873,512)		9,873,512	9,873,512

TOTAL SHORT TERM INVESTMENTS
(Cost $9,943,113)			9,943,113

TOTAL INVESTMENTS (105.88%)
(Cost $171,944,330)			$178,279,689

NET LIABILITIES LESS OTHER ASSETS (-5.88%)			(9,916,480)

NET ASSETS (100.00%)			$168,363,209

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $21,163,873.
(c)	Less than 0.005% of Net Assets.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.60%)
Consumer Discretionary (11.23%)
Ford Motor Co.	3,887,333	$41,244,603
Kohl's Corp.	975,848	64,493,795
L Brands, Inc.	858,066	42,328,396
Macy's, Inc.	1,882,910	55,376,383
Target Corp.	791,637	59,697,346
Total Consumer Discretionary		263,140,523

Consumer Staples (9.78%)
Altria Group, Inc.	679,015	42,743,994
Archer-Daniels-Midland Co.	1,170,321	48,591,728
The Coca-Cola Co.	1,072,153	46,338,453
General Mills, Inc.	875,989	44,281,244
Philip Morris International, Inc.	455,859	47,204,199
Total Consumer Staples		229,159,618

Energy (10.43%)
Exxon Mobil Corp.	587,613	44,505,809
Helmerich & Payne, Inc.	844,342	54,502,276
Occidental Petroleum Corp.	705,363	46,271,813
ONEOK, Inc.	923,391	52,014,615
The Williams Cos., Inc.	1,701,502	47,233,695
Total Energy		244,528,208

Financials (9.90%)
Invesco, Ltd.	1,303,476	42,415,109
MetLife, Inc.	913,564	42,197,521
Navient Corp.	3,807,096	49,339,964
People's United Financial, Inc.	2,601,482	49,792,366
Wells Fargo & Co.	826,152	48,255,538
Total Financials		232,000,498

Health Care (10.65%)
Cardinal Health, Inc.	824,982	57,097,004
Gilead Sciences, Inc.	654,530	51,531,147
Merck & Co., Inc.	874,185	47,398,311
Patterson Cos., Inc.	1,379,687	43,570,516
Pfizer, Inc.	1,373,198	49,860,819
Total Health Care		249,457,797

Industrials (9.64%)
Eaton Corp. Plc	628,418	50,713,332
Emerson Electric Co.	729,850	51,863,141
General Electric Co.	2,776,106	39,170,856
Nielsen Holdings Plc	1,280,147	41,771,197

Security Description		Shares	Value
Industrials (continued)
United Parcel Service, Inc., Class B		406,423	$42,434,625
Total Industrials			225,953,151

Information Technology (11.20%)
International Business Machines Corp.		316,856	49,375,670
QUALCOMM, Inc.		764,195	49,672,675
Seagate Technology Plc		1,199,704	64,064,194
Western Union Co.		2,505,264	49,654,332
Xerox Corp.		1,641,808	49,779,619
Total Information Technology			262,546,490

Materials (10.81%)
CF Industries Holdings, Inc.		1,237,472	51,033,345
International Paper Co.		853,665	50,869,897
LyondellBasell Industries NV, Class A		453,298	49,055,910
Nucor Corp.		807,264	52,795,065
WestRock Co.		754,097	49,589,419
Total Materials			253,343,636

Telecommunication Services (6.52%)
AT&T, Inc.		1,332,585	48,372,836
CenturyLink, Inc.		3,311,364	58,511,802
Verizon Communications, Inc.		958,899	45,777,838
Total Telecommunication Services			152,662,476

Utilities (9.44%)
The AES Corp.		4,556,795	49,532,362
FirstEnergy Corp.		1,494,747	48,325,170
PPL Corp.		1,408,161	40,343,813
SCANA Corp.		1,061,192	42,097,486
The Southern Co.		951,367	40,965,863
Total Utilities			221,264,694

TOTAL COMMON STOCKS
(Cost $2,250,314,917)			2,334,057,091

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.06%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,467,478)	1.299%	1,467,478	1,467,478

TOTAL SHORT TERM INVESTMENTS
(Cost $1,467,478)			1,467,478
TOTAL INVESTMENTS (99.66%)
(Cost $2,251,782,395)			$2,335,524,569
NET OTHER ASSETS AND LIABILITIES (0.34%)			7,767,651

NET ASSETS (100.00%)			$2,343,292,220

See Notes to Quarterly Schedule of Investments.

BARRON'S 400SM ETF	SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (93.54%)
Consumer Discretionary (17.37%)
Adtalem Global Education, Inc.(a)	13,775	$634,339
AMC Networks, Inc., Class A(a)	8,420	442,639
American Outdoor Brands Corp.(a)(b)	33,920	305,280
Big Lots, Inc.(b)	9,818	551,772
Booking Holdings, Inc.(a)	252	512,578
Callaway Golf Co.	33,945	525,469
Capella Education Co.	7,054	548,096
Carter's, Inc.	5,164	602,536
Children's Place, Inc.	4,113	585,280
Columbia Sportswear Co.	8,111	613,029
Comcast Corp., Class A	12,537	453,965
Cooper-Standard Holding, Inc.(a)	4,668	568,749
Cracker Barrel Old Country Store, Inc.(b)	3,202	499,832
Dana, Inc.	19,070	506,690
Dave & Buster's Entertainment, Inc.(a)	9,314	416,988
Dollar General Corp.	6,174	583,999
Dollar Tree, Inc.(a)	5,657	580,634
Dorman Products, Inc.(a)	6,931	478,239
Five Below, Inc.(a)	9,442	631,198
Fox Factory Holding Corp.(a)	11,660	437,833
Francesca's Holdings Corp.(a)	62,843	327,412
The Gap, Inc.	17,215	543,650
Gentex Corp.	25,108	570,203
Grand Canyon Education, Inc.(a)	5,787	567,994
Gray Television, Inc.(a)	34,564	476,983
Hanesbrands, Inc.(b)	18,563	360,122
Hasbro, Inc.	5,007	478,519
Home Depot, Inc.	2,971	541,524
Hooker Furniture Corp.	10,935	408,422
Installed Building Products, Inc.(a)	8,165	487,859
iRobot Corp.(a)(b)	4,712	320,180
Johnson Outdoors, Inc., Class A	7,355	453,362
Las Vegas Sands Corp.	7,369	536,537
LCI Industries	4,594	502,124
Lear Corp.	3,051	569,225
LGI Homes, Inc.(a)	10,397	588,366
Liberty Expedia Holdings, Inc., Class A(a)	8,872	348,315
Lowe's Cos., Inc.	6,038	540,944
Malibu Boats, Inc., Class A(a)	17,623	564,817
Marriott International, Inc., Class A	4,523	638,693
MCBC Holdings, Inc.(a)	26,101	639,736
Meredith Corp.	8,602	492,895
Mohawk Industries, Inc.(a)	1,831	439,220
Motorcar Parts of America, Inc.(a)	17,865	364,089
New York Times Co., Class A	24,814	598,017
Nexstar Media Group, Inc., Class A	8,082	577,459
NIKE, Inc., Class B	8,900	596,567
Norwegian Cruise Line Holdings, Ltd.(a)	8,309	472,782
Nutrisystem, Inc.	9,078	279,148
NVR, Inc.(a)	168	477,653

Security Description	Shares	Value
Consumer Discretionary (continued)
O'Reilly Automotive, Inc.(a)	2,384	$582,149
Papa John's International, Inc.(b)	5,841	337,259
PetMed Express, Inc.	12,413	560,943
Ross Stores, Inc.	7,836	611,913
Royal Caribbean Cruises, Ltd.	3,906	494,500
Ruth's Hospitality Group, Inc.	23,882	586,303
Scripps Networks Interactive, Inc., Class A	5,577	501,149
Shake Shack, Inc., Class A(a)(b)	15,179	591,829
Signet Jewelers, Ltd.	6,456	324,608
Sinclair Broadcast Group, Inc., Class A	16,557	559,627
Sleep Number Corp.(a)	16,152	556,275
Steven Madden, Ltd.(a)	11,369	499,099
Sturm Ruger & Co., Inc.	10,141	436,570
Thor Industries, Inc.	4,291	553,539
TJX Cos., Inc.	6,461	534,195
TopBuild Corp.(a)	8,001	557,190
Tractor Supply Co.	7,703	500,156
Ulta Beauty, Inc.(a)	2,094	425,815
Visteon Corp.(a)	3,981	493,007
Williams-Sonoma, Inc.	9,661	500,053
Winnebago Industries, Inc.	12,490	543,939
Total Consumer Discretionary		35,992,080

Consumer Staples (4.58%)
Altria Group, Inc.	7,604	478,672
Blue Buffalo Pet Products, Inc.(a)	18,477	740,189
Boston Beer Co., Inc., Class A(a)(b)	3,078	501,868
Central Garden & Pet Co., Class A(a)	13,770	499,025
Constellation Brands, Inc., Class A	2,323	500,560
Energizer Holdings, Inc.	10,319	562,179
Estee Lauder Cos., Inc., Class A	4,363	604,014
Ingredion, Inc.	3,811	497,869
Inter Parfums, Inc.	11,731	497,394
Medifast, Inc.	8,605	548,913
MGP Ingredients, Inc.	8,140	683,109
Molson Coors Brewing Co., Class B	5,298	403,973
Monster Beverage Corp.(a)	8,474	536,997
National Beverage Corp.	3,895	381,476
Pilgrim's Pride Corp.(a)	16,394	413,129
Sanderson Farms, Inc.	3,107	382,627
Sprouts Farmers Market, Inc.(a)	24,299	625,942
USANA Health Sciences, Inc.(a)	8,223	628,237
Total Consumer Staples		9,486,173

Energy (2.49%)
BP Prudhoe Bay Royalty Trust	23,237	468,225
Callon Petroleum Co.(a)	45,388	479,751
Cimarex Energy Co.	4,691	450,758
Devon Energy Corp.	14,772	453,057
Diamondback Energy, Inc.(a)	5,254	654,859
Gulfport Energy Corp.(a)	36,333	352,430
Laredo Petroleum, Inc.(a)	38,956	326,841
Matador Resources Co.(a)	20,417	589,235
Midstates Petroleum Co., Inc.(a)	29,554	398,388
Penn Virginia Corp(a)	12,189	454,650
SRC Energy, Inc.(a)	59,110	524,306
Total Energy		5,152,500

Security Description	Shares	Value
Financials (18.65%)
American Financial Group, Inc.	4,740	$534,672
Ameris Bancorp	10,988	584,012
Athene Holding, Ltd., Class A(a)	8,964	423,190
B. Riley Financial, Inc.	28,119	520,201
Bancfirst Corp.	9,253	492,722
Bank of Hawaii Corp.	6,053	496,407
The Bank of NT Butterfield & Son, Ltd.	14,248	649,851
Bank of the Ozarks	10,890	543,302
Banner Corp.	8,443	466,729
BB&T Corp.	10,611	576,708
Beneficial Bancorp, Inc.	31,066	465,990
BofI Holding, Inc.(a)(b)	18,347	682,325
Carolina Financial Corp.	13,995	543,146
Cathay General Bancorp	13,030	535,012
Citizens Financial Group, Inc.	13,783	599,423
Cohen & Steers, Inc.	12,533	501,320
Comerica, Inc.	6,867	667,610
Credit Acceptance Corp.(a)(b)	1,772	557,631
Cullen/Frost Bankers, Inc.	5,341	555,411
Customers Bancorp, Inc.(a)	16,563	485,958
Diamond Hill Investment Group, Inc.	2,425	497,198
Discover Financial Services	8,195	646,012
Eagle Bancorp, Inc.(a)	7,484	456,898
East West Bancorp, Inc.	8,397	550,423
Essent Group, Ltd.(a)	12,183	549,331
Evercore Partners, Inc., Class A	6,563	610,687
FactSet Research Systems, Inc.	2,947	598,771
FCB Financial Holdings, Inc., Class A(a)	10,861	582,693
Federated Investors, Inc., Class B	17,248	561,940
First Financial Bankshares, Inc.	11,849	545,054
First Merchants Corp.	12,173	503,110
Franklin Financial Network, Inc.(a)	13,978	434,017
Glacier Bancorp, Inc.	14,235	553,741
Guaranty Bancorp	18,211	499,892
Hanmi Financial Corp.	17,343	529,829
Health Insurance Innovations, Inc., Class A(a)(b)	24,062	750,734
Heritage Financial Corp.	17,668	525,623
Home BancShares, Inc.	21,178	486,882
Houlihan Lokey, Inc.	12,864	597,147
Independent Bank Group, Inc.	8,438	592,348
JPMorgan Chase & Co.	5,230	604,065
Lakeland Bancorp, Inc.	25,758	491,978
Lakeland Financial Corp.	10,828	490,617
Lazard, Ltd., Class A	11,434	617,093
LegacyTexas Financial Group, Inc.	12,665	530,537
MainSource Financial Group, Inc.	14,133	533,803
Meridian Bancorp, Inc.	25,902	519,335
Moelis & Co., Class A	11,938	605,853
Morningstar, Inc.	5,795	541,543
New Residential Investment Corp., REIT	28,768	464,028
OceanFirst Financial Corp.	19,046	492,910
PacWest Bancorp	16,754	873,554
Preferred Bank	9,034	563,089
Provident Financial Services, Inc.	19,205	477,820
S&P Global, Inc.	3,094	593,429
S&T Bancorp, Inc.	12,962	511,481

Security Description	Shares	Value
Financials (continued)
Sandy Spring Bancorp, Inc.	12,355	$478,880
ServisFirst Bancshares, Inc.	13,700	550,192
State Bank Financial Corp.	17,507	506,653
SunTrust Banks, Inc.	8,698	607,468
Synovus Financial Corp.	11,015	543,040
T Rowe Price Group, Inc.	5,600	626,640
Texas Pacific Land Trust	1,256	677,084
TriCo Bancshares	13,380	499,743
TrustCo Bank Corp.	59,777	508,105
United Community Banks, Inc.	18,151	561,047
Walker & Dunlop, Inc.	10,045	485,475
Western Alliance Bancorp(a)	9,969	582,788
Wintrust Financial Corp.	6,604	558,104
Zions Bancorporation	10,967	602,856
Total Financials		38,653,160

Health Care (10.93%)
AbbVie, Inc.	5,417	627,451
ABIOMED, Inc.(a)	3,010	807,222
Alexion Pharmaceuticals, Inc.(a)	3,298	387,350
Align Technology, Inc.(a)	2,558	671,526
Amgen, Inc.	2,487	457,036
AMN Healthcare Services, Inc.(a)	12,358	687,723
Anika Therapeutics, Inc.(a)	8,483	441,540
Biogen, Inc.(a)	1,443	417,013
BioTelemetry, Inc.(a)	12,554	405,494
Bioverativ, Inc.(a)	8,318	870,728
Bristol-Myers Squibb Co.	7,538	499,016
Bruker Corp.	15,818	484,822
Cambrex Corp.(a)	9,310	483,654
Celgene Corp.(a)	3,343	291,242
Cerner Corp.(a)	6,695	429,551
Charles River Laboratories International, Inc.(a)	4,347	463,434
Corcept Therapeutics, Inc.(a)(b)	26,476	402,170
Eagle Pharmaceuticals, Inc.(a)	7,373	413,920
Edwards Lifesciences Corp.(a)	4,145	554,062
Emergent BioSolutions, Inc.(a)	12,348	613,696
Enzo Biochem, Inc.(a)	40,202	254,479
Exelixis, Inc.(a)	17,632	454,906
Gilead Sciences, Inc.	5,624	442,777
Globus Medical, Inc., Class A(a)	15,453	736,181
HealthEquity, Inc.(a)	10,459	602,229
Heska Corp.(a)	4,885	332,082
Illumina, Inc.(a)	2,222	506,660
Innoviva, Inc.(a)	34,291	531,853
Intuitive Surgical, Inc.(a)	1,358	579,119
Johnson & Johnson	3,582	465,230
LeMaitre Vascular, Inc.	12,431	432,102
LHC Group, Inc.(a)	7,295	469,652
Masimo Corp.(a)	5,447	476,776
OraSure Technologies, Inc.(a)	21,939	378,667
PDL BioPharma, Inc.(a)	147,594	354,226
Phibro Animal Health Corp., Class A	13,003	499,965
Prestige Brands Holdings, Inc.(a)	9,425	318,565
R1 RCM, Inc.(a)	149,922	983,488
Regeneron Pharmaceuticals, Inc.(a)	1,068	342,230
Stryker Corp.	3,311	536,912
Supernus Pharmaceuticals, Inc.(a)	9,832	382,465
Tivity Health, Inc.(a)	12,263	472,739

Security Description	Shares	Value
Health Care (continued)
Veeva Systems, Inc., Class A(a)	8,292	$577,952
Waters Corp.(a)	2,501	511,805
Zoetis, Inc.	7,266	587,529
Total Health Care		22,639,239

Industrials (15.03%)
AAON, Inc.	14,874	546,619
Acuity Brands, Inc.	2,503	356,878
Alaska Air Group, Inc.	6,228	401,706
Allegiant Travel Co.	4,006	666,198
Allison Transmission Holdings, Inc.	13,729	544,080
American Woodmark Corp.(a)	5,289	679,108
AO Smith Corp.	8,169	524,368
Apogee Enterprises, Inc.	10,556	455,386
Applied Industrial Technologies, Inc.	8,037	565,805
Argan, Inc.	7,744	309,373
Armstrong World Industries, Inc.(a)	9,736	587,081
Barnes Group, Inc.	7,393	445,872
Brady Corp., Class A	13,054	488,220
Builders FirstSource, Inc.(a)	27,972	536,503
Copart, Inc.(a)	14,682	687,264
Deluxe Corp.	6,758	479,818
Dycom Industries, Inc.(a)	5,990	654,348
Exponent, Inc.	6,784	527,456
Fastenal Co.	10,914	597,214
FedEx Corp.	2,205	543,334
Fortune Brands Home & Security, Inc.	7,261	440,452
Generac Holdings, Inc.(a)	10,943	486,745
Hawaiian Holdings, Inc.	12,002	432,072
Healthcare Services Group, Inc.	9,386	426,406
HEICO Corp., Class A	8,255	598,487
Herman Miller, Inc.	13,775	494,522
Hudson Technologies, Inc.(a)	48,276	294,484
Huntington Ingalls Industries, Inc.	2,226	583,234
Insperity, Inc.	11,741	766,687
JetBlue Airways Corp.(a)	24,024	505,705
Kadant, Inc.	5,277	503,426
Lennox International, Inc.	2,764	565,597
Lincoln Electric Holdings, Inc.	5,320	465,713
Lydall, Inc.(a)	9,995	481,259
Middleby Corp.(a)	3,915	470,779
Nordson Corp.	4,214	564,971
Northrop Grumman Corp.	1,765	617,821
Old Dominion Freight Line, Inc.	4,666	648,201
Oshkosh Corp.	6,238	492,365
Parker-Hannifin Corp.	2,851	508,818
Patrick Industries, Inc.(a)	9,509	584,328
PGT Innovations, Inc.(a)	33,945	594,038
Raven Industries, Inc.	16,163	548,734
Rockwell Automation, Inc.	2,810	508,048
Simpson Manufacturing Co., Inc.	10,289	569,187
Snap-on, Inc.	3,181	506,479
Spirit Airlines, Inc.(a)	13,624	542,780
Teledyne Technologies, Inc.(a)	3,073	571,424
Toro Co.	7,804	496,100
TPI Composites, Inc.(a)	23,456	464,898
Trex Co., Inc.(a)	5,946	614,816
TriNet Group, Inc.(a)	13,430	633,493
Union Pacific Corp.	4,380	570,495

Security Description	Shares	Value
Industrials (continued)
United Rentals, Inc.(a)	3,723	$651,860
Universal Forest Products, Inc.	16,048	528,621
Valmont Industries, Inc.	3,188	468,955
Viad Corp.	8,626	448,983
WageWorks, Inc.(a)	8,111	425,422
Woodward, Inc.	6,661	471,799
Total Industrials		31,144,835

Information Technology (20.54%)
Acacia Communications, Inc.(a)(b)	9,580	370,746
Adobe Systems, Inc.(a)	3,042	636,173
ADTRAN, Inc.	21,263	332,766
Advanced Energy Industries, Inc.(a)	6,330	419,806
Amphenol Corp., Class A	5,787	528,874
Apple, Inc.	2,951	525,632
Applied Materials, Inc.	10,411	599,569
Applied Optoelectronics, Inc.(a)(b)	7,595	212,128
Arista Networks, Inc.(a)	2,735	737,739
Aspen Technology, Inc.(a)	7,358	568,626
Axcelis Technologies, Inc.(a)	20,982	513,010
Badger Meter, Inc.	10,547	502,037
Broadridge Financial Solutions, Inc.	5,905	592,744
Brooks Automation, Inc.	17,722	473,355
Cabot Microelectronics Corp.	6,539	666,324
Cadence Design Systems, Inc.(a)	12,654	490,596
CEVA, Inc.(a)	11,577	425,455
Cirrus Logic, Inc.(a)	8,338	369,457
Cognex Corp.	8,513	457,233
Cognizant Technology Solutions Corp., Class A	6,526	535,263
Coherent, Inc.(a)	1,858	388,619
CommerceHub, Inc., Series C(a)	22,084	420,700
DST Systems, Inc.	9,021	750,277
Electronic Arts, Inc.(a)	3,944	487,873
Entegris, Inc.	17,603	584,420
ePlus, Inc.(a)	6,064	464,199
EVERTEC, Inc.	23,146	374,965
ExlService Holdings, Inc.(a)	8,374	477,485
F5 Networks, Inc.(a)	4,044	600,615
Fabrinet(a)	11,631	350,675
Facebook, Inc., Class A(a)	2,744	489,310
FleetCor Technologies, Inc.(a)	3,278	655,371
GrubHub, Inc.(a)	8,480	842,997
Ichor Holdings, Ltd.(a)(b)	20,096	519,281
II-VI, Inc.(a)	12,455	479,518
Intel Corp.	13,167	649,001
InterDigital, Inc.	6,753	484,865
Intuit, Inc.	3,339	557,146
IPG Photonics Corp.(a)	2,669	655,613
KEMET Corp.(a)	21,590	388,188
KLA-Tencor Corp.	4,849	549,440
Lam Research Corp.	2,767	530,877
Littelfuse, Inc.	2,559	530,992
Manhattan Associates, Inc.(a)	11,181	470,720
Mastercard, Inc., Class A	3,338	586,687
Match Group, Inc.(a)(b)	20,106	805,245
Maxim Integrated Products, Inc.	10,190	620,979
MAXIMUS, Inc.	7,482	501,144
The Meet Group, Inc.(a)	110,515	289,549
Microchip Technology, Inc.	5,372	477,732

Security Description	Shares	Value
Information Technology (continued)
Micron Technology, Inc.(a)	13,858	$676,409
Microsoft Corp.	6,362	596,565
MKS Instruments, Inc.	5,530	615,766
Nanometrics, Inc.(a)	18,055	476,471
NetApp, Inc.	11,903	720,727
NIC, Inc.	28,373	383,036
Novanta, Inc.(a)	11,577	646,575
NVIDIA Corp.	2,802	678,084
Oclaro, Inc.(a)	53,911	386,542
ON Semiconductor Corp.(a)	27,972	669,090
Paychex, Inc.	8,170	532,112
Paycom Software, Inc.(a)	6,357	628,834
Qualys, Inc.(a)	9,334	691,183
Red Hat, Inc.(a)	4,415	650,771
Rogers Corp.(a)	3,834	526,485
Rudolph Technologies, Inc.(a)	20,982	557,072
Silicon Laboratories, Inc.(a)	6,269	586,152
Skyworks Solutions, Inc.	4,444	485,507
Stamps.com, Inc.(a)	2,386	455,845
Take-Two Interactive Software, Inc.(a)	4,752	531,606
Teradyne, Inc.	13,163	597,600
Texas Instruments, Inc.	5,735	621,387
The Trade Desk, Inc., Class A(a)(b)	7,705	433,483
Ubiquiti Networks, Inc.(a)(b)	8,142	517,831
Ultra Clean Holdings, Inc.(a)	18,604	358,313
Universal Display Corp.	3,589	465,852
Visa, Inc., Class A	4,473	549,911
VMware, Inc., Class A(a)	4,338	571,532
Worldpay, Inc., Class A(a)	6,554	532,709
Xcerra Corp.(a)	48,348	483,480
Total Information Technology		42,568,946

Materials (3.28%)
Berry Global Group, Inc.(a)	8,336	453,478
Celanese Corp., Series A	4,796	483,725
Chase Corp.	4,849	504,296
Eagle Materials, Inc.	4,634	464,466
Kronos Worldwide, Inc.	21,497	461,111
Louisiana-Pacific Corp.	17,561	500,488
Martin Marietta Materials, Inc.	2,317	472,506
Monsanto Co.	4,043	498,785
Neenah Paper, Inc.	5,993	459,363
Nucor Corp.	8,886	581,144
Packaging Corp. of America	4,019	479,065
Steel Dynamics, Inc.	14,289	660,866
Tahoe Resources, Inc.	72,902	355,762
Worthington Industries, Inc.	9,365	414,308
Total Materials		6,789,363

Telecommunication Services (0.48%)
ATN International, Inc.	8,688	520,411
Verizon Communications, Inc.	10,155	484,800
Total Telecommunication Services		1,005,211

Security Description		Shares	Value
Utilities (0.19%)
National Fuel Gas Co.		8,148	$402,756
Total Utilities			402,756

TOTAL COMMON STOCKS
(Cost $157,995,321)			193,834,263

LIMITED PARTNERSHIPS (4.72%)
Energy (4.25%)
Andeavor Logistics LP		19,484	905,616
Antero Midstream Partners LP		15,013	391,989
Black Stone Minerals LP		27,823	476,886
CNX Midstream Partners LP		25,521	444,321
Dominion Energy Midstream Partners LP		15,630	393,876
EQT GP Holdings LP		16,557	390,248
EQT Midstream Partners LP		6,327	389,237
Golar LNG Partners LP		21,728	401,751
Magellan Midstream Partners LP		6,782	423,604
MPLX LP		13,866	478,793
Noble Midstream Partners LP		10,077	485,711
PBF Logistics LP		22,521	440,285
Phillips 66 Partners LP		10,021	492,432
Rice Midstream Partners LP		22,698	431,489
Shell Midstream Partners LP		17,044	409,908
Tallgrass Energy Partners LP		10,219	391,899
Valero Energy Partners LP		11,154	429,764
Viper Energy Partners LP		27,874	630,510
Western Gas Equity Partners LP		11,124	404,914
Total Energy			8,813,233

Financials (0.47%)
Apollo Global Management LLC, Class A		16,413	538,346
Oaktree Capital Group LLC		10,528	439,018
Total Financials			977,364

TOTAL LIMITED PARTNERSHIPS
(Cost $10,433,745)			9,790,597

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (3.72%)
Money Market Fund (1.70%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $3,518,499)	1.299%	3,518,499	3,518,499

Investments Purchased With Collateral From Securities Loaned (2.02%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.38%
(Cost $4,190,241)		4,190,241	$4,190,241

TOTAL SHORT TERM INVESTMENTS
(Cost $7,708,740)			7,708,740

Value
TOTAL INVESTMENTS (101.98%)
(Cost $176,137,806)	$211,333,600

NET OTHER ASSETS AND LIABILITIES (-1.98%)	(4,123,563)

NET ASSETS (100.00%)	$207,210,037

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $5,499,250.

See Notes to Quarterly Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.54%)
Australia (7.87%)
Dexus	71,626	$517,377
Goodman Group	114,770	731,855
The GPT Group	127,415	471,065
Scentre Group, Ltd.	380,471	1,134,766
Stockland	173,654	544,903
Vicinity Centres	231,920	446,728
Westfield Corp.	136,661	929,827
Total Australia		4,776,521

Brazil (0.37%)
BR Malls Participacoes SA	61,851	225,734

Canada (1.22%)
Allied Properties Real Estate Investment Trust	6,681	215,862
Boardwalk Real Estate Investment Trust	2,737	97,177
RioCan Real Estate Investment Trust	23,205	424,786
Total Canada		737,825

France (5.39%)
Fonciere Des Regions	3,770	395,319
Gecina SA	3,446	605,814
Klepierre	14,800	612,641
Unibail-Rodamco SE	7,093	1,659,302
Total France		3,273,076

Germany (5.36%)
alstria office REIT-AG	9,842	146,248
Deutsche Wohnen AG	25,312	1,048,399
LEG Immobilien AG	4,499	469,181
Vonovia SE	34,643	1,587,032
Total Germany		3,250,860

Hong Kong (12.13%)
China Overseas Land & Investment, Ltd.	273,000	959,315
CK Asset Holdings, Ltd.	186,500	1,613,367
Hang Lung Properties, Ltd.	144,000	344,088
Hongkong Land Holdings, Ltd.	83,500	575,315
Link REIT	157,164	1,343,522
Sun Hung Kai Properties, Ltd.	117,000	1,954,012
Wharf Real Estate Investment Co., Ltd.(a)	84,000	571,027
Total Hong Kong		7,360,646

Japan (9.19%)
Japan Real Estate Investment Corp.	91	472,506
Japan Retail Fund Investment Corp.	191	367,517
Mitsubishi Estate Co., Ltd.	99,200	1,743,752
Mitsui Fudosan Co., Ltd.	70,700	1,708,277
Nippon Building Fund, Inc.	98	532,733
Nippon Prologis REIT, Inc.	149	337,954

Security Description	Shares	Value
Japan (9.19%) (continued)
Nomura Real Estate Master Fund, Inc.	301	$413,013
Total Japan		5,575,752

Singapore (2.55%)
Ascendas Real Estate Investment Trust	170,305	340,674
CapitaLand Mall Trust	191,247	291,617
CapitaLand, Ltd.	180,900	495,691
City Developments, Ltd.	43,800	421,882
Total Singapore		1,549,864

Spain (0.40%)
Inmobiliaria Colonial Socimi SA	22,900	242,921

Sweden (0.51%)
Castellum AB	19,456	307,430

Switzerland (0.46%)
PSP Swiss Property AG	2,912	276,739

United Kingdom (4.16%)
British Land Co. PLC	72,405	625,990
Derwent London PLC	7,888	311,991
Hammerson PLC	56,218	345,957
Land Securities Group PLC	53,594	683,967
Segro PLC	71,014	558,825
Total United Kingdom		2,526,730

United States (49.93%)
Alexandria Real Estate Equities, Inc.	7,228	876,829
American Campus Communities, Inc.	9,682	353,199
American Homes 4 Rent, Class A	18,000	345,420
AvalonBay Communities, Inc.	9,851	1,536,953
Boston Properties, Inc.	11,004	1,308,045
Digital Realty Trust, Inc.	14,657	1,475,080
Douglas Emmett, Inc.	11,370	406,478
Duke Realty Corp.	25,401	629,183
Equinix, Inc.	5,574	2,185,565
Equity LifeStyle Properties, Inc.	6,280	531,351
Equity Residential	26,236	1,475,250
Essex Property Trust, Inc.	4,713	1,054,911
Extra Space Storage, Inc.	8,991	764,685
Federal Realty Investment Trust	5,171	589,184
GGP, Inc.	44,522	942,531
Highwoods Properties, Inc.	7,326	315,091
Host Hotels & Resorts, Inc.	52,837	980,655
Kilroy Realty Corp.	6,983	475,542
Kimco Realty Corp.	30,214	452,001
National Retail Properties, Inc.	10,891	405,581
ProLogis, Inc.	37,958	2,303,291
Public Storage	10,686	2,077,786
Realty Income Corp.	20,155	991,223
Regency Centers Corp.	10,507	610,562
Simon Property Group, Inc.	16,189	2,485,173
SL Green Realty Corp.	6,655	645,003

Security Description		Shares	Value
United States (49.93%) (continued)
UDR, Inc.		19,094	$641,940
Ventas, Inc.		25,436	1,229,068
Vornado Realty Trust		12,341	820,306
Welltower, Inc.		26,448	1,388,520
Total United States			30,296,406

TOTAL COMMON STOCKS
(Cost $55,458,197)			60,400,504

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.20%)
State Street Institutional Treasury Plus Money Market Fund	1.299%	120,218	120,218

TOTAL SHORT TERM INVESTMENTS
(Cost $120,218)			120,218

TOTAL INVESTMENTS (99.74%)
(Cost $55,578,415)			$60,520,722

NET OTHER ASSETS AND LIABILITIES (0.26%)			157,729

NET ASSETS (100.00%)			$60,678,451

(a) Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC CORE INCOME ETF	SCHEDULE OF INVESTMENTS
	February 28, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (88.20%)
Communications (5.63%)
Alphabet, Inc.
3.38%, 02/25/2024	$250,000	$255,109
2.00%, 08/15/2026	45,000	40,914
AT&T, Inc.
4.10%, 02/15/2028(a)	677,000	664,874
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/2020	668,000	673,099
Comcast Corp.
5.15%, 03/01/2020	637,000	667,449
Discovery Communications LLC
3.95%, 03/20/2028	250,000	240,438
Time Warner, Inc.
4.70%, 01/15/2021	98,000	102,334
4.75%, 03/29/2021	175,000	183,445
2.95%, 07/15/2026	500,000	460,674
Verizon Communications, Inc.
3M US L + 0.55%, 05/22/2020(b)	500,000	503,032
Total Communications		3,791,368

Consumer Discretionary (5.13%)
Amazon.com, Inc.
3.15%, 08/22/2027(a)	250,000	241,457
3.88%, 08/22/2037(a)	150,000	149,565
eBay, Inc.
2.20%, 08/01/2019	20,000	19,866
2.88%, 08/01/2021	25,000	24,772
3.45%, 08/01/2024	250,000	247,747
Ford Motor Credit Co. LLC
2.24%, 06/15/2018	200,000	199,910
2.02%, 05/03/2019	150,000	148,663
4.13%, 08/04/2025	100,000	98,539
General Motors Financial Co., Inc.
3.20%, 07/13/2020	205,000	205,276
3.70%, 05/09/2023	150,000	149,436
4.00%, 01/15/2025	95,000	94,308
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	675,000	679,218
Lowe's Cos., Inc.
2.50%, 04/15/2026	250,000	230,914
3.10%, 05/03/2027	175,000	167,639
Newell Brands, Inc.
4.20%, 04/01/2026	300,000	297,184

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Toyota Motor Credit Corp.
3M US L + 0.39%, 01/11/2023(b)	$500,000	$500,587
Total Consumer Discretionary		3,455,081

Consumer Staples (4.41%)
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	668,000	662,189
Coca-Cola Co.
1.88%, 10/27/2020	300,000	294,342
Constellation Brands, Inc.
4.25%, 05/01/2023	600,000	621,487
4.75%, 12/01/2025	100,000	106,255
Kraft Heinz Foods Co.
5.38%, 02/10/2020	250,000	261,065
3.50%, 06/06/2022	215,000	215,394
PepsiCo, Inc.
3.10%, 07/17/2022	620,000	623,839
Procter & Gamble Co.
2.45%, 11/03/2026	200,000	185,920
Total Consumer Staples		2,970,491

Energy (9.53%)
Andeavor
3.80%, 04/01/2028	300,000	285,629
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	350,000	359,643
BP Capital Markets PLC
3.72%, 11/28/2028	160,000	160,967
Chevron Corp.
1.56%, 05/16/2019	215,000	213,014
2.90%, 03/03/2024	200,000	196,022
3.33%, 11/17/2025	270,000	268,965
Concho Resources, Inc.
3.75%, 10/01/2027	300,000	292,530
ConocoPhillips Co.
4.95%, 03/15/2026	200,000	217,491
Continental Resources, Inc.
4.38%, 01/15/2028(a)	400,000	390,500
Enterprise Products Operating LLC
3.35%, 03/15/2023	668,000	667,279
Exxon Mobil Corp.
2.22%, 03/01/2021	350,000	344,115
3.04%, 03/01/2026	60,000	58,699
Kinder Morgan, Inc./DE
3.05%, 12/01/2019	668,000	668,666
4.30%, 06/01/2025	65,000	65,689
ONEOK Partners LP
3.38%, 10/01/2022	600,000	597,956
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	105,000	114,633
5.63%, 04/15/2023	500,000	536,304
Shell International Finance BV
2.88%, 05/10/2026	500,000	479,481

Security Description	Principal Amount	Value
Energy (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp
5.00%, 01/15/2028(a)	$200,000	$195,000
Williams Partners LP
3.90%, 01/15/2025	310,000	308,144
Total Energy		6,420,727

Financials (29.85%)
Aflac, Inc.
3.63%, 11/15/2024	450,000	455,039
American Express Credit Corp.
1.88%, 05/03/2019	165,000	163,602
2.38%, 05/26/2020	150,000	148,427
2.25%, 05/05/2021	25,000	24,407
American International Group, Inc.
4.13%, 02/15/2024	194,000	199,218
3.90%, 04/01/2026	100,000	99,662
Bank of America Corp.
3M US L + 0.77%, 02/05/2026(b)	1,000,000	998,087
Bank of Montreal
2.38%, 01/25/2019	25,000	24,971
2.55%, 11/06/2022	175,000	170,143
Bank of New York Mellon Corp.
2.45%, 11/27/2020	700,000	691,270
Barclays PLC
4.38%, 09/11/2024	100,000	98,323
5.20%, 05/12/2026	187,000	190,238
4.34%, 01/10/2028	200,000	199,134
Berkshire Hathaway Finance Corp.
5.75%, 01/15/2040	101,000	126,372
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	150,000	146,128
Boston Properties LP
3.85%, 02/01/2023	600,000	614,856
3.13%, 09/01/2023	100,000	98,339
Branch Banking & Trust Co.
2.25%, 06/01/2020	200,000	197,451
Capital One Financial Corp.
3.50%, 06/15/2023	448,000	446,640
Capital One NA
2.25%, 09/13/2021	200,000	192,902
Charles Schwab Corp.
2.65%, 01/25/2023	450,000	439,539
3.20%, 01/25/2028	200,000	193,618
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	400,000	395,576
Citigroup, Inc.
2.65%, 10/26/2020	402,000	398,036
2.70%, 03/30/2021	324,000	320,317
Cooperatieve Rabobank UA
4.63%, 12/01/2023	200,000	209,016

Security Description	Principal Amount	Value
Financials (continued)
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	$200,000	$199,515
3.45%, 04/16/2021	200,000	200,634
4.55%, 04/17/2026	200,000	207,705
Deutsche Bank AG
2.85%, 05/10/2019	25,000	24,967
4.25%, 10/14/2021	20,000	20,416
Deutsche Bank AG/London
2.50%, 02/13/2019	150,000	149,405
Discover Bank
7.00%, 04/15/2020	200,000	215,351
3.20%, 08/09/2021	195,000	193,933
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	92,000	92,316
Goldman Sachs Group, Inc.
3M US L + 0.75%, 02/23/2023(b)	1,000,000	1,001,405
Host Hotels & Resorts LP
4.00%, 06/15/2025	20,000	19,879
HSBC Holdings PLC
3.90%, 05/25/2026	155,000	155,285
4.38%, 11/23/2026	200,000	201,167
HSBC USA, Inc.
2.35%, 03/05/2020	125,000	123,595
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	405,000	412,015
3.10%, 09/15/2027	200,000	192,098
International Lease Finance Corp.
8.25%, 12/15/2020	350,000	394,758
5.88%, 08/15/2022	300,000	327,918
JPMorgan Chase & Co.
3.38%, 05/01/2023	668,000	663,317
3M US L + 1.34%, 02/01/2028(b)	130,000	129,594
KeyCorp
5.10%, 03/24/2021	600,000	635,900
Lloyds Banking Group PLC
3M US L + 1.205%, 11/07/2028(b)	200,000	190,558
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	25,000	24,861
3M US L + 0.27%, 01/25/2021(b)	800,000	800,280
MetLife, Inc.
7.72%, 02/15/2019	700,000	733,742
3.60%, 04/10/2024	140,000	140,521
Mitsubishi UFJ Financial Group, Inc.
2.67%, 07/25/2022	25,000	24,309
2.53%, 09/13/2023	35,000	33,410
3.85%, 03/01/2026	85,000	85,669
Mizuho Financial Group, Inc.
3.17%, 09/11/2027	350,000	332,211
Morgan Stanley
5.63%, 09/23/2019	760,000	792,384
2.65%, 01/27/2020	75,000	74,789
PNC Bank NA
2.95%, 01/30/2023	15,000	14,709

Security Description	Principal Amount	Value
Financials (continued)
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	$650,000	$625,389
Prudential Financial, Inc.
7.38%, 06/15/2019	350,000	370,986
4.50%, 11/16/2021	150,000	157,539
Royal Bank of Scotland Group PLC
3M US L + 1.48%, 05/15/2023(b)	200,000	197,215
Simon Property Group LP
2.20%, 02/01/2019	25,000	24,928
2.50%, 07/15/2021	24,000	23,697
4.13%, 12/01/2021	250,000	259,039
UBS Group Funding Switzerland AG
3.49%, 05/23/2023(a)	250,000	250,375
4.13%, 04/15/2026(a)	150,000	152,081
US Bancorp
2.63%, 01/24/2022	175,000	172,429
3.00%, 03/15/2022	500,000	500,371
Visa, Inc.
3.15%, 12/14/2025	150,000	146,925
2.75%, 09/15/2027	450,000	424,099
Wells Fargo & Co.
2.13%, 04/22/2019	500,000	497,213
2.55%, 12/07/2020	231,000	228,264
4.60%, 04/01/2021	29,000	30,276
Total Financials		20,110,753

Health Care (9.23%)
AbbVie, Inc.
2.90%, 11/06/2022	670,000	655,776
Aetna, Inc.
3.50%, 11/15/2024	705,000	692,593
Allergan Funding SCS
3.00%, 03/12/2020	668,000	667,863
Bristol-Myers Squibb Co.
1.75%, 03/01/2019	375,000	372,309
CVS Health Corp.
2.25%, 08/12/2019	625,000	619,910
Express Scripts Holding Co.
4.75%, 11/15/2021	145,000	151,975
3.00%, 07/15/2023	600,000	579,556
Fresenius Medical Care US Finance II, Inc.
4.13%, 10/15/2020(a)	600,000	612,002
Gilead Sciences, Inc.
4.40%, 12/01/2021	125,000	130,621
2.50%, 09/01/2023	200,000	191,871
Johnson & Johnson
2.45%, 03/01/2026	25,000	23,529
Medtronic Global Holdings SCA
1.70%, 03/28/2019	25,000	24,793
Medtronic, Inc.
3.50%, 03/15/2025	100,000	99,972
Merck & Co., Inc.
2.80%, 05/18/2023	210,000	207,892

Security Description	Principal Amount	Value
Health Care (continued)
Pfizer, Inc.
3.00%, 12/15/2026	$712,000	$689,428
UnitedHealth Group, Inc.
2.88%, 03/15/2023	250,000	246,402
3.75%, 07/15/2025	250,000	253,628
Total Health Care		6,220,120

Industrials (8.23%)
Boeing Co.
6.00%, 03/15/2019	150,000	155,232
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	227,000	227,434
3.00%, 04/01/2025	173,000	169,260
Caterpillar Financial Services Corp.
2.50%, 11/13/2020	270,000	268,118
2.75%, 08/20/2021	200,000	198,732
2.40%, 06/06/2022	150,000	146,268
CNH Industrial Capital LLC
4.88%, 04/01/2021	300,000	312,120
CSX Corp.
4.25%, 06/01/2021	50,000	51,827
3.40%, 08/01/2024	255,000	254,208
2.60%, 11/01/2026	100,000	91,256
FedEx Corp.
3.40%, 02/15/2028	300,000	293,093
General Dynamics Corp.
2.63%, 11/15/2027	250,000	232,839
General Electric Co.
2.70%, 10/09/2022	200,000	193,600
Honeywell International, Inc.
1.85%, 11/01/2021	135,000	130,375
2.50%, 11/01/2026	351,000	324,685
John Deere Capital Corp.
3M US L + 0.16%, 01/08/2021(b)	400,000	400,296
2.65%, 06/24/2024	276,000	266,232
Lockheed Martin Corp.
4.25%, 11/15/2019	200,000	205,506
3.55%, 01/15/2026	450,000	450,773
Northrop Grumman Corp.
3.25%, 01/15/2028	200,000	191,910
United Parcel Service, Inc.
2.50%, 04/01/2023	400,000	388,152
United Technologies Corp.
2.80%, 05/04/2024	516,000	494,683
3.13%, 05/04/2027	100,000	95,182
Total Industrials		5,541,781

Materials (5.85%)
Dow Chemical Co.
4.25%, 11/15/2020	600,000	618,502
3.00%, 11/15/2022	100,000	98,600
Glencore Funding LLC
3.00%, 10/27/2022(a)	500,000	488,160
International Paper Co.
3.00%, 02/15/2027	500,000	467,763

Security Description	Principal Amount	Value
Materials (continued)
Monsanto Co.
2.13%, 07/15/2019	$205,000	$203,315
Potash Corp. of Saskatchewan, Inc.
4.00%, 12/15/2026	150,000	151,058
Sherwin-Williams Co.
3.45%, 08/01/2025	650,000	636,504
Steel Dynamics, Inc.
5.50%, 10/01/2024	500,000	518,750
USG Corp.
4.88%, 06/01/2027(a)	650,000	641,875
Vale Overseas, Ltd.
6.25%, 08/10/2026	100,000	113,020
Total Materials		3,937,547

Technology (7.17%)
Apple, Inc.
2.40%, 05/03/2023	503,000	486,896
3.20%, 05/11/2027	174,000	169,753
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022	250,000	244,538
Cisco Systems, Inc.
4.95%, 02/15/2019	606,000	620,212
Flex, Ltd.
5.00%, 02/15/2023	668,000	704,292
IBM Credit LLC
3M US L + 0.16%, 02/05/2021(b)	1,000,000	999,997
Microsoft Corp.
4.10%, 02/06/2037	150,000	157,860
Oracle Corp.
2.38%, 01/15/2019	350,000	349,695
3.40%, 07/08/2024	55,000	55,167
QUALCOMM, Inc.
1.85%, 05/20/2019	125,000	123,893
2.60%, 01/30/2023	375,000	357,614
S&P Global, Inc.
4.00%, 06/15/2025	450,000	461,248
Xerox Corp.
3.63%, 03/15/2023	100,000	97,771
Total Technology		4,828,936

Utilities (3.17%)
CMS Energy Corp.
3.60%, 11/15/2025	100,000	99,063
Consumers Energy Co.
3.13%, 08/31/2024	175,000	172,824
Dominion Energy, Inc.
5.20%, 08/15/2019	500,000	516,822
3.63%, 12/01/2024	50,000	50,018
Duke Energy Corp.
1.80%, 09/01/2021	675,000	646,094
Exelon Corp.
3.50%, 06/01/2022	65,000	64,974

Security Description		Principal Amount	Value
Utilities (continued)
Southern Co.
2.95%, 07/01/2023		$600,000	$583,615
Total Utilities			2,133,410

TOTAL CORPORATE BONDS
(Cost $60,568,238)			59,410,214

GOVERNMENT BONDS (5.10%)
United States Treasury Bond
3.88%, 08/15/2040		102,300	115,653
2.75%, 11/15/2047		1,400,000	1,297,379
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040		855,450	1,064,908
United States Treasury Strip Principal
0.00%, 02/15/2038(c)		1,000,000	550,634
0.00%, 11/15/2046(c)		1,000,000	405,661

TOTAL GOVERNMENT BONDS
(Cost $3,533,082)			3,434,235

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.94%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $4,001,263)	1.299%	4,001,263	4,001,263

TOTAL SHORT TERM INVESTMENTS
(Cost $4,001,263)			4,001,263

TOTAL INVESTMENTS (99.24%)
(Cost $68,102,583)			$66,845,712

NET OTHER ASSETS AND LIABILITIES (0.76%)			509,325

NET ASSETS (100.00%)			$67,355,037

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LIBOR Rate:

3M US L - 3 Month LIBOR as of February 28, 2018 was 2.02%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,785,889, representing 5.62% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of February 28, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Zero coupon bond.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC UNCONSTRAINED INCOME ETF	SCHEDULE OF INVESTMENTS
	February 28, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (94.59%)
Communications (16.36%)
Cablevision Systems Corp.
5.88%, 09/15/2022	$150,000	$150,375
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	150,000	144,813
CenturyLink, Inc.
7.50%, 04/01/2024	100,000	100,750
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	150,000	154,500
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	100,000	102,530
Lamar Media Corp.
5.75%, 02/01/2026	100,000	103,875
Level 3 Financing, Inc.
5.38%, 01/15/2024	110,000	109,725
Netflix, Inc.
4.38%, 11/15/2026	100,000	96,500
SFR Group SA
6.25%, 05/15/2024(a)	100,000	93,500
Sinclair Television Group, Inc.
5.13%, 02/15/2027(a)	100,000	96,625
Sirius XM Radio, Inc.
4.63%, 05/15/2023(a)	25,000	25,000
Sprint Communications, Inc.
6.00%, 11/15/2022	210,000	207,899
T-Mobile USA, Inc.
6.50%, 01/15/2024	150,000	157,500
Univision Communications, Inc.
5.13%, 05/15/2023(a)	150,000	142,500
VeriSign, Inc.
4.75%, 07/15/2027	150,000	147,000
Zayo Group LLC / Zayo Capital, Inc.
5.75%, 01/15/2027(a)	100,000	100,750
Ziggo Secured Finance BV
5.50%, 01/15/2027(a)	150,000	144,188
Total Communications		2,078,030

Consumer Discretionary (14.99%)
American Axle & Manufacturing, Inc.
6.25%, 04/01/2025	100,000	103,563
Aramark Services, Inc.
5.13%, 01/15/2024	150,000	153,374
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	107,000	106,599

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025(a)	$100,000	$102,688
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	150,000	150,563
Hanesbrands, Inc.
4.63%, 05/15/2024(a)	150,000	149,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	150,000	150,937
International Game Technology PLC
6.25%, 02/15/2022(a)	150,000	159,187
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027(a)	50,000	47,750
KB Home
7.50%, 09/15/2022	30,000	33,563
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.00%, 06/01/2024(a)	150,000	151,874
L Brands, Inc.
5.25%, 02/01/2028	50,000	48,188
Lennar Corp.
4.13%, 01/15/2022	150,000	149,063
PulteGroup, Inc.
5.50%, 03/01/2026	55,000	56,100
5.00%, 01/15/2027	40,000	39,900
Scotts Miracle-Gro Co.
5.25%, 12/15/2026	100,000	101,468
ServiceMaster Co. LLC
5.13%, 11/15/2024(a)	100,000	98,750
Six Flags Entertainment Corp.
5.50%, 04/15/2027(a)	100,000	100,625
Total Consumer Discretionary		1,903,442

Consumer Staples (2.93%)
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
5.88%, 01/15/2024	100,000	104,875
Spectrum Brands, Inc.
5.75%, 07/15/2025	110,000	113,850
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	150,000	153,375
Total Consumer Staples		372,100

Energy (14.70%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	150,000	154,132
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	125,000	140,344
CNX Resources Corp.
5.88%, 04/15/2022	150,000	151,219
Continental Resources, Inc.
4.38%, 01/15/2028(a)	150,000	146,438
DCP Midstream Operating LP
3.88%, 03/15/2023	100,000	98,000

Security Description	Principal Amount	Value
Energy (continued)
Energy Transfer Equity LP
5.50%, 06/01/2027	$100,000	$103,750
Ensco PLC
7.75%, 02/01/2026	150,000	142,125
Genesis Energy LP / Genesis Energy Finance Corp.
6.25%, 05/15/2026	100,000	97,000
Gulfport Energy Corp.
6.00%, 10/15/2024	100,000	98,750
Nabors Industries, Inc.
5.75%, 02/01/2025(a)	50,000	47,781
Newfield Exploration Co.
5.75%, 01/30/2022	200,000	211,999
Range Resources Corp.
5.00%, 08/15/2022	35,000	34,650
5.00%, 03/15/2023	35,000	34,388
Sunoco LP / Sunoco Finance Corp.
5.50%, 02/15/2026(a)	150,000	150,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp
5.00%, 01/15/2028(a)	50,000	48,750
Transocean, Inc.
9.00%, 07/15/2023(a)	50,000	54,188
Whiting Petroleum Corp.
6.63%, 01/15/2026(a)	150,000	153,187
Total Energy		1,867,076

Financials (8.76%)
Aircastle, Ltd.
4.13%, 05/01/2024	65,000	64,269
Ally Financial, Inc.
5.75%, 11/20/2025	150,000	156,938
CIT Group, Inc.
5.00%, 08/15/2022	136,000	140,590
Equinix, Inc.
5.75%, 01/01/2025	100,000	105,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.88%, 02/01/2022	100,000	100,375
Iron Mountain, Inc.
5.75%, 08/15/2024	200,000	199,999
iStar, Inc.
5.25%, 09/15/2022	100,000	98,500
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	100,000	97,950
Springleaf Finance Corp.
5.63%, 03/15/2023	150,000	148,688
Total Financials		1,112,309

Health Care (8.44%)
Avantor, Inc.
6.00%, 10/01/2024(a)	100,000	100,250
Centene Corp.
6.13%, 02/15/2024	100,000	105,250

Security Description	Principal Amount	Value
Health Care (continued)
DaVita, Inc.
5.00%, 05/01/2025	$100,000	$98,375
Encompass Health Corp.
5.75%, 11/01/2024	125,000	126,719
HCA, Inc.
5.00%, 03/15/2024	150,000	153,187
LifePoint Health, Inc.
5.38%, 05/01/2024	150,000	147,188
Tenet Healthcare Corp.
4.75%, 06/01/2020	150,000	153,000
Valeant Pharmaceuticals International, Inc.
5.38%, 03/15/2020(a)	36,000	36,045
7.50%, 07/15/2021(a)	150,000	151,312
Total Health Care		1,071,326

Industrials (5.91%)
Bombardier, Inc.
7.75%, 03/15/2020(a)	100,000	107,125
Terex Corp.
5.63%, 02/01/2025(a)	100,000	101,125
TransDigm, Inc.
6.00%, 07/15/2022	100,000	102,625
United Rentals North America, Inc.
5.88%, 09/15/2026	150,000	157,687
WESCO Distribution, Inc.
5.38%, 06/15/2024	150,000	151,125
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	125,000	130,313
Total Industrials		750,000

Materials (14.56%)
AK Steel Corp.
7.50%, 07/15/2023	100,000	107,250
Ball Corp.
5.25%, 07/01/2025	150,000	158,062
BWAY Holding Co.
5.50%, 04/15/2024(a)	100,000	102,500
Cascades, Inc.
5.50%, 07/15/2022(a)	137,000	139,398
Chemours Co.
7.00%, 05/15/2025	150,000	162,374
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026	150,000	142,500
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	75,000	72,938
Glencore Funding LLC
4.00%, 03/27/2027(a)	150,000	146,583
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	150,000	147,000
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	150,000	153,563

Security Description		Principal Amount	Value
Materials (continued)
Plastipak Holdings, Inc.
6.25%, 10/15/2025(a)		$50,000	$51,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023(a)		65,000	66,300
Silgan Holdings, Inc.
4.75%, 03/15/2025		150,000	149,625
Steel Dynamics, Inc.
5.00%, 12/15/2026		100,000	102,250
USG Corp.
4.88%, 06/01/2027(a)		150,000	148,125
Total Materials			1,849,593

Technology (3.49%)
Dell International LLC / EMC Corp.
5.88%, 06/15/2021(a)		50,000	51,250
7.13%, 06/15/2024(a)		50,000	53,829
6.02%, 06/15/2026(a)		50,000	53,468
j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc.
6.00%, 07/15/2025(a)		25,000	26,000
NCR Corp.
5.00%, 07/15/2022		100,000	100,750
SS&C Technologies Holdings, Inc.
5.88%, 07/15/2023		150,000	157,875
Total Technology			443,172

Utilities (4.45%)
AES Corp. / VA
5.13%, 09/01/2027		100,000	101,500
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027		150,000	149,250
Calpine Corp.
5.38%, 01/15/2023		150,000	146,813
Dynegy, Inc.
7.38%, 11/01/2022		60,000	63,375
NRG Energy, Inc.
6.63%, 01/15/2027		100,000	103,750
Total Utilities			564,688

TOTAL CORPORATE BONDS
(Cost $12,202,783)			12,011,736

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.20%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $533,606)	1.299%	533,606	533,606

TOTAL SHORT TERM INVESTMENTS
(Cost $533,606)			533,606

Value
TOTAL INVESTMENTS (98.79%)
(Cost $12,736,389)	$12,545,342

NET OTHER ASSETS AND LIABILITIES (1.21%)	153,691

NET ASSETS (100.00%)	$12,699,033

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,076,905, representing 32.10% of net assets.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC US DIVIDEND ADVANTAGE ETF	SCHEDULE OF INVESTMENTS
	February 28, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.72%)
Consumer Discretionary (16.42%)
Amazon.com, Inc.(a)	762	$1,152,487
Aptiv PLC	7,160	653,923
Best Buy Co., Inc.	9,086	658,190
Dana, Inc.	16,603	441,142
Ford Motor Co.	71,833	762,148
Garmin, Ltd.	6,443	381,683
General Motors Co.	17,341	682,368
H&R Block, Inc.	21,734	550,522
John Wiley & Sons, Inc., Class A	5,903	379,268
Lowe's Cos., Inc.	7,371	660,368
Macy's, Inc.	29,517	868,095
Meredith Corp.	10,164	582,397
Modine Manufacturing Co.(a)	24,323	559,429
Netflix, Inc.(a)	4,401	1,282,364
NVR, Inc.(a)	155	440,691
Scripps Networks Interactive, Inc., Class A	4,254	382,264
Target Corp.	9,597	723,710
Thor Industries, Inc.	3,651	470,979
TripAdvisor, Inc.(a)	16,234	650,659
Total Consumer Discretionary		12,282,687

Consumer Staples (3.26%)
Kellogg Co.	8,541	565,414
PepsiCo, Inc.	5,799	636,324
Philip Morris International, Inc.	7,901	818,149
Walmart, Inc.	4,656	419,087
Total Consumer Staples		2,438,974

Energy (5.31%)
Archrock, Inc.	38,128	362,216
Chevron Corp.	6,481	725,354
Exxon Mobil Corp.	11,224	850,105
Helmerich & Payne, Inc.	6,234	402,405
Occidental Petroleum Corp.	7,440	488,064
ONEOK, Inc.	9,585	539,923
Phillips 66	3,259	294,516
Williams Cos., Inc.	11,105	308,275
Total Energy		3,970,858

Financials (21.62%)
Ameriprise Financial, Inc.	4,102	641,717
Bank of America Corp.	15,040	482,784
Everest Re Group, Ltd.	3,032	728,408
Federated Investors, Inc., Class B	14,583	475,114
Fifth Third Bancorp	15,957	527,379
Goldman Sachs Group, Inc.	3,412	897,117

Security Description	Shares	Value
Financials (continued)
Hartford Financial Services Group, Inc.	13,115	$693,128
Invesco, Ltd.	16,053	522,365
JPMorgan Chase & Co.	12,822	1,480,942
Legg Mason, Inc.	13,821	551,596
M&T Bank Corp.	2,793	530,223
Mercury General Corp.	6,608	301,589
MetLife, Inc.	13,280	613,403
Navient Corp.	58,665	760,298
New York Community Bancorp, Inc.	27,319	372,085
Old Republic International Corp.	24,108	482,883
People's United Financial, Inc.	29,381	562,352
Progressive Corp.	7,987	459,891
Prudential Financial, Inc.	4,757	505,764
S&P Global, Inc.	3,629	696,042
SunTrust Banks, Inc.	9,097	635,334
Synchrony Financial	14,808	538,863
T Rowe Price Group, Inc.	11,933	1,335,304
Wells Fargo & Co.	14,318	836,314
XL Group, Ltd.	12,686	536,745
Total Financials		16,167,640

Health Care (11.11%)
AbbVie, Inc.	9,848	1,140,694
Aetna, Inc.	4,703	832,713
AmerisourceBergen Corp.	9,304	885,369
Amgen, Inc.	3,097	569,136
Cardinal Health, Inc.	6,184	427,995
Gilead Sciences, Inc.	13,733	1,081,199
McKesson Corp.	6,972	1,040,432
Owens & Minor, Inc.	28,713	471,180
Pfizer, Inc.	51,226	1,860,015
Total Health Care		8,308,733

Industrials (7.24%)
Boeing Co.	1,712	620,104
Cummins, Inc.	3,108	522,672
Eaton Corp. PLC	11,754	948,547
Lennox International, Inc.	2,609	533,880
Meritor, Inc.(a)	22,592	553,504
Pitney Bowes, Inc.	35,480	439,952
Quanta Services, Inc.(a)	15,445	531,926
Regal Beloit Corp.	4,868	351,956
RR Donnelley & Sons Co.	56,142	423,311
USG Corp.(a)	14,692	491,007
Total Industrials		5,416,859

Information Technology (21.67%)
Accenture PLC, Class A	5,737	923,714
Apple, Inc.	16,459	2,931,678
Broadcom, Ltd.	3,679	906,726
Cadence Design Systems, Inc.(a)	12,833	497,535
Cognizant Technology Solutions Corp., Class A	14,449	1,185,107
CommVault Systems, Inc.(a)	10,315	536,896
Facebook, Inc., Class A(a)	7,642	1,362,721

Security Description		Shares	Value
Information Technology (continued)
Intuit, Inc.		4,282	$714,495
Juniper Networks, Inc.		14,612	374,944
Lam Research Corp.		4,354	835,358
Manhattan Associates, Inc.(a)		14,813	623,627
Microchip Technology, Inc.		8,437	750,302
Micron Technology, Inc.(a)		21,766	1,062,398
National Instruments Corp.		12,796	646,966
Red Hat, Inc.(a)		4,946	729,040
Texas Instruments, Inc.		15,369	1,665,231
Western Digital Corp.		5,293	460,703
Total Information Technology			16,207,441

Materials (1.57%)
LyondellBasell Industries NV, Class A		5,674	614,040
RPM International, Inc.		11,227	558,768
Total Materials			1,172,808

Real Estate (3.31%)
Core Civic, Inc.		27,371	569,043
Iron Mountain, Inc.		9,090	285,971
LaSalle Hotel Properties		22,030	540,396
Tanger Factory Outlet Centers, Inc.		17,095	381,560
Washington Prime Group, Inc.		106,426	697,091
Total Real Estate			2,474,061

Telecommunication Services (3.52%)
AT&T, Inc.		34,912	1,267,306
CenturyLink, Inc.		28,204	498,365
Verizon Communications, Inc.		18,214	869,536
Total Telecommunication Services			2,635,207

Utilities (4.69%)
American Electric Power Co., Inc.		3,793	248,745
Consolidated Edison, Inc.		9,326	698,424
Duke Energy Corp.		6,791	511,634
Entergy Corp.		7,910	599,736
FirstEnergy Corp.		15,620	504,995
PPL Corp.		18,291	524,037
Southern Co.		9,750	419,835
Total Utilities			3,507,406

TOTAL COMMON STOCKS
(Cost $69,366,326)			74,582,674

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.09%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $69,319)	1.299%	69,319	69,319

TOTAL SHORT TERM INVESTMENTS
(Cost $69,319)			69,319
Value
TOTAL INVESTMENTS (99.81%)
(Cost $69,435,645)	$74,651,993

NET OTHER ASSETS AND LIABILITIES (0.19%)	142,940

NET ASSETS (100.00%)	$74,794,933

(a) Non income producing security.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC US FLEX-CAP ETF	SCHEDULE OF INVESTMENTS
	February 28, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.90%)
Consumer Discretionary (15.34%)
Amazon.com, Inc.(a)	894	$1,352,131
Bed Bath & Beyond, Inc.	11,162	239,313
Booking Holdings, Inc.(a)	84	170,859
Dana, Inc.	8,619	229,007
Dollar General Corp.	3,126	295,688
Express, Inc.(a)	36,072	260,440
Finish Line, Inc., Class A	23,381	248,306
Home Depot, Inc.	3,457	630,107
Jack in the Box, Inc.	2,613	235,379
Lowe's Cos., Inc.	3,909	350,207
Macy's, Inc.	10,735	315,716
McDonald's Corp.	3,266	515,179
Michael Kors Holdings, Ltd.(a)	4,522	284,569
Modine Manufacturing Co.(a)	11,138	256,174
Netflix, Inc.(a)	2,488	724,954
Office Depot, Inc.	81,647	214,732
Signet Jewelers, Ltd.	5,053	254,065
Time Warner, Inc.	4,145	385,319
TJX Cos., Inc.	3,939	325,677
Winnebago Industries, Inc.	5,774	251,458
Total Consumer Discretionary		7,539,280

Consumer Staples (4.84%)
Constellation Brands, Inc., Class A	1,160	249,957
CVS Health Corp.	4,880	330,522
Mondelez International, Inc., Class A	4,769	209,359
PepsiCo, Inc.	2,281	250,294
Tyson Foods, Inc., Class A	5,606	416,974
Unilever NV	8,888	464,843
Walmart, Inc.	5,067	456,081
Total Consumer Staples		2,378,030

Energy (5.56%)
California Resources Corp.(a)	15,769	222,501
Chesapeake Energy Corp.(a)(b)	87,493	246,730
Chevron Corp.	1,088	121,769
Cloud Peak Energy, Inc.(a)	58,477	192,389
Ensco PLC, Class A	48,968	217,418
Exxon Mobil Corp.	2,803	212,299
Kinder Morgan, Inc.	15,799	255,944
National Oilwell Varco, Inc.	7,886	276,720
Oceaneering International, Inc.	13,174	242,138
Oil States International, Inc.(a)	10,336	254,266
Transocean, Ltd.(a)	54,029	492,204
Total Energy		2,734,378

Financials (19.72%)
American Equity Investment Life Holding Co.	8,462	259,022
American Express Co.	3,985	388,577

Security Description	Shares	Value
Financials (continued)
Bank of America Corp.	23,008	$738,557
BB&T Corp.	6,000	326,100
Brighthouse Financial, Inc.(a)	4,374	237,377
Capital One Financial Corp.	3,665	358,913
Capstead Mortgage Corp.	35,936	300,066
Citigroup, Inc.	8,205	619,395
Citizens Financial Group, Inc.	6,370	277,031
City Holding Co.	2,631	177,250
Comerica, Inc.	2,932	285,049
Enova International, Inc.(a)	12,464	274,208
Everest Re Group, Ltd.	1,225	294,294
Franklin Resources, Inc.	6,826	263,961
Genworth Financial, Inc., Class A(a)	85,580	232,778
Goldman Sachs Group, Inc.	1,627	427,787
JPMorgan Chase & Co.	8,612	994,687
Legg Mason, Inc.	6,562	261,889
M&T Bank Corp.	1,597	303,174
MetLife, Inc.	7,173	331,321
Morgan Stanley	7,406	414,884
Navient Corp.	18,188	235,716
Principal Financial Group, Inc.	4,311	268,705
Prudential Financial, Inc.	2,843	302,268
Regions Financial Corp.	15,092	292,936
Synchrony Financial	8,550	311,135
T Rowe Price Group, Inc.	2,771	310,075
Wells Fargo & Co.	3,554	207,589
Total Financials		9,694,744

Health Care (10.96%)
Abbott Laboratories	7,227	436,005
Centene Corp.(a)	2,406	244,017
Cigna Corp.	1,509	295,598
Community Health Systems, Inc.(a)(b)	24,522	125,553
DaVita, Inc.(a)	4,409	317,536
Endo International PLC(a)	71,930	453,518
Express Scripts Holding Co.(a)	4,866	367,140
Gilead Sciences, Inc.	6,201	488,204
HCA Healthcare, Inc.	2,526	250,706
Humana, Inc.	1,380	375,112
Johnson & Johnson	6,017	781,487
Kindred Healthcare, Inc.	33,408	307,354
Mallinckrodt PLC(a)	12,597	210,118
McKesson Corp.	2,035	303,683
Medtronic PLC	5,398	431,246
Total Health Care		5,387,277

Industrials (9.59%)
AECOM(a)	7,424	263,626
Arconic, Inc.	17,046	415,752
Boeing Co.	1,796	650,528
Brink's Co.	4,365	320,828
Esterline Technologies Corp.(a)	5,779	427,067
FedEx Corp.	1,409	347,192
Harsco Corp.(a)	15,102	305,816
Huntington Ingalls Industries, Inc.	1,233	323,058
Marten Transport, Ltd.	11,120	240,748
Meritor, Inc.(a)	10,471	256,540
Old Dominion Freight Line, Inc.	2,018	280,341

Security Description	Shares	Value
Industrials (continued)
Saia, Inc.(a)	3,430	$249,190
SkyWest, Inc.	4,804	263,259
United Rentals, Inc.(a)	2,118	370,841
Total Industrials		4,714,786

Information Technology (23.71%)
Adobe Systems, Inc.(a)	2,247	469,915
Alphabet, Inc., Class A(a)	825	910,734
Alphabet, Inc., Class C(a)	502	554,574
Apple, Inc.	10,604	1,888,784
Applied Materials, Inc.	8,428	485,369
CACI International, Inc., Class A(a)	1,836	273,656
Cognizant Technology Solutions Corp., Class A	4,214	345,632
ExlService Holdings, Inc.(a)	4,337	247,296
Facebook, Inc., Class A(a)	6,202	1,105,941
Insight Enterprises, Inc.(a)	7,330	256,037
Mastercard, Inc., Class A	3,047	535,541
Microchip Technology, Inc.	4,042	359,455
Micron Technology, Inc.(a)	10,085	492,249
Microsoft Corp.	16,887	1,583,494
Oracle Corp.	4,475	226,748
PayPal Holdings, Inc.(a)	6,181	490,833
ScanSource, Inc.(a)	7,231	236,815
Skyworks Solutions, Inc.	2,714	296,505
Total System Services, Inc.	3,272	287,772
Virtusa Corp.(a)	5,943	283,600
Western Digital Corp.	3,677	320,046
Total Information Technology		11,650,996

Materials (4.18%)
Crown Holdings, Inc.(a)	4,514	224,978
Ingevity Corp.(a)	3,631	271,998
Koppers Holdings, Inc.(a)	7,997	323,079
Monsanto Co.	2,905	358,390
Reliance Steel & Aluminum Co.	3,681	331,916
RPM International, Inc.	5,526	275,029
SunCoke Energy, Inc.(a)	25,236	269,520
Total Materials		2,054,910

Real Estate (3.30%)
CBL & Associates Properties, Inc.(b)	47,755	221,106
DDR Corp.	31,571	246,254
Pennsylvania Real Estate Investment Trust	24,250	253,170
Quality Care Properties, Inc.(a)	13,550	167,885
Taubman Centers, Inc.	4,057	237,172
Uniti Group, Inc.	15,035	230,787
Washington Prime Group, Inc.	40,821	267,377
Total Real Estate		1,623,751

Telecommunication Services (0.88%)
AT&T, Inc.	3,749	136,089
Iridium Communications, Inc.(a)	25,160	294,372
Total Telecommunication Services		430,461

Security Description		Shares	Value
Utilities (1.82%)
Avangrid, Inc.		5,586	$271,032
Consolidated Edison, Inc.		1,728	129,410
Great Plains Energy, Inc.		9,186	267,772
SCANA Corp.		5,704	226,278
Total Utilities			894,492

TOTAL COMMON STOCKS
(Cost $46,026,795)			49,103,105

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.06%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $18,334)	1.299%	18,334	18,334

Investments Purchased with Collateral from Securities Loaned (1.02%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.38%
(Cost 502,929)		502,929	502,929

TOTAL SHORT TERM INVESTMENTS
(Cost $521,263)			521,263

TOTAL INVESTMENTS (100.96%)
(Cost $46,548,058)			$49,624,368

NET OTHER ASSETS AND LIABILITIES (-0.96%)			(472,066)

NET ASSETS (100.00%)			$49,152,302

(a)	Non income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $445,036.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT STRATEGIC INCOME FUND	SCHEDULE OF INVESTMENTS
	February 28, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (89.64%)
Communications (9.67%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	$3,925,000	$3,789,274
CenturyLink, Inc.
5.63%, 04/01/2020	4,040,000	4,115,548
DISH DBS Corp.
7.88%, 09/01/2019	6,500,000	6,873,750
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	300,000	311,250
Lamar Media Corp.
5.00%, 05/01/2023	4,575,000	4,689,375
5.38%, 01/15/2024	500,000	517,945
Sprint Communications, Inc.
9.00%, 11/15/2018(a)	1,113,000	1,156,129
7.00%, 08/15/2020	4,550,000	4,771,812
T-Mobile USA, Inc.
6.50%, 01/15/2024	4,225,000	4,436,250
VeriSign, Inc.
5.25%, 04/01/2025	4,600,000	4,749,500
Total Communications		35,410,833

Consumer Discretionary (15.03%)
ADT Corp.
6.25%, 10/15/2021	5,438,000	5,801,666
Aramark Services, Inc.
5.13%, 01/15/2024	4,600,000	4,703,500
DR Horton, Inc.
4.38%, 09/15/2022	6,640,000	6,889,166
Goodyear Tire & Rubber Co.
5.13%, 11/15/2023	7,000,000	7,172,829
Hanesbrands, Inc.
4.63%, 05/15/2024(a)	4,334,000	4,312,330
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	5,050,000	5,081,563
International Game Technology PLC
6.25%, 02/15/2022(a)	4,499,000	4,774,564
KB Home
4.75%, 05/15/2019	1,200,000	1,221,000
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.00%, 06/01/2024(a)	5,087,000	5,150,588
Lennar Corp.
4.50%, 11/15/2019	500,000	508,750
Scotts Miracle-Gro Co.
6.00%, 10/15/2023	581,000	610,050
5.25%, 12/15/2026	3,783,000	3,838,534

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Service Corp. International
5.38%, 01/15/2022	$3,145,000	$3,219,693
5.38%, 05/15/2024	1,675,000	1,733,458
Total Consumer Discretionary		55,017,691

Consumer Staples (6.72%)
Dollar Tree, Inc.
5.75%, 03/01/2023	6,000,000	6,243,750
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
4.88%, 05/01/2021	1,400,000	1,417,500
5.88%, 01/15/2024	6,189,000	6,490,714
Spectrum Brands, Inc.
5.75%, 07/15/2025	5,150,000	5,330,250
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	5,000,000	5,112,500
Total Consumer Staples		24,594,714

Energy (15.92%)
Andeavor
5.38%, 10/01/2022	8,044,000	8,255,154
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	4,017,000	4,510,087
Concho Resources, Inc.
4.38%, 01/15/2025	4,380,000	4,510,997
Continental Resources, Inc.
5.00%, 09/15/2022	4,520,000	4,599,100
DCP Midstream Operating LP
5.35%, 03/15/2020(a)	4,804,000	4,948,120
Energy Transfer Equity LP
7.50%, 10/15/2020	1,000,000	1,087,500
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	6,500,000	6,839,497
MPLX LP
5.50%, 02/15/2023	3,000,000	3,078,111
Nabors Industries, Inc.
5.00%, 09/15/2020	3,400,000	3,425,500
Newfield Exploration Co.
5.75%, 01/30/2022	7,030,000	7,451,800
Range Resources Corp.
5.75%, 06/01/2021	1,747,000	1,795,043
5.00%, 08/15/2022	2,452,000	2,427,480
Southwestern Energy Co.
4.10%, 03/15/2022	1,069,000	1,007,533
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 05/01/2023	2,725,000	2,770,998
6.75%, 03/15/2024	1,490,000	1,586,850
Total Energy		58,293,770

Financials (8.18%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/30/2020	3,881,000	4,012,019

Security Description	Principal Amount	Value
Financials (continued)
Aircastle, Ltd.
6.25%, 12/01/2019	$3,000,000	$3,131,249
5.13%, 03/15/2021	2,050,000	2,114,063
Ally Financial, Inc.
4.75%, 09/10/2018	3,530,000	3,569,924
4.25%, 04/15/2021	1,000,000	1,015,000
CIT Group, Inc.
5.00%, 08/15/2022	4,285,000	4,429,619
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	2,000,000	2,040,250
Iron Mountain, Inc.
4.38%, 06/01/2021(a)	200,000	202,800
iStar, Inc.
5.00%, 07/01/2019	300,000	300,938
4.63%, 09/15/2020	4,350,000	4,382,625
Navient Corp.
8.45%, 06/15/2018	1,275,000	1,294,125
5.50%, 01/15/2019	3,400,000	3,458,480
Total Financials		29,951,092

Health Care (2.39%)
DaVita, Inc.
5.75%, 08/15/2022	4,000,000	4,120,000
HCA, Inc.
5.88%, 03/15/2022	4,349,000	4,620,813
Total Health Care		8,740,813

Industrials (5.13%)
United Rentals North America, Inc.
5.75%, 11/15/2024	4,540,000	4,704,575
WESCO Distribution, Inc.
5.38%, 12/15/2021	8,775,000	8,972,438
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	4,900,000	5,108,250
Total Industrials		18,785,263

Materials (20.89%)
AK Steel Corp.
7.50%, 07/15/2023	4,390,000	4,708,275
Ashland LLC
4.75%, 08/15/2022	4,365,000	4,474,125
Ball Corp.
5.00%, 03/15/2022	7,616,000	7,930,159
Cascades, Inc.
5.50%, 07/15/2022(a)	1,494,000	1,520,145
5.75%, 07/15/2023(a)	3,112,000	3,197,580
Celanese US Holdings LLC
5.88%, 06/15/2021	6,920,000	7,449,212
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023	4,473,000	4,528,913
Glencore Funding LLC
4.63%, 04/29/2024(a)	2,815,000	2,921,511

Security Description	Principal Amount	Value
Materials (continued)
Graphic Packaging International LLC
4.75%, 04/15/2021	$645,000	$659,513
4.88%, 11/15/2022	4,651,000	4,802,157
4.13%, 08/15/2024	500,000	500,400
Huntsman International LLC
4.88%, 11/15/2020	6,025,000	6,184,843
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	6,215,000	6,362,606
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	969,108	984,856
Sealed Air Corp.
6.50%, 12/01/2020(a)	1,000,000	1,070,000
Silgan Holdings, Inc.
5.00%, 04/01/2020	4,412,000	4,412,000
4.75%, 03/15/2025	2,176,000	2,170,560
Steel Dynamics, Inc.
4.13%, 09/15/2025	4,110,000	3,996,975
USG Corp.
5.50%, 03/01/2025(a)	4,144,000	4,325,300
Vale Overseas, Ltd.
5.88%, 06/10/2021	4,000,000	4,282,800
Total Materials		76,481,930

Technology (3.05%)
Flex, Ltd.
5.00%, 02/15/2023	5,682,000	5,990,700
SS&C Technologies Holdings, Inc.
5.88%, 07/15/2023	4,900,000	5,157,250
Total Technology		11,147,950

Utilities (2.66%)
AES Corp.
8.00%, 06/01/2020	1,121,000	1,233,100
5.50%, 03/15/2024	3,900,000	4,002,375
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 05/20/2024	4,455,000	4,499,550
Total Utilities		9,735,025

TOTAL CORPORATE BONDS
(Cost $327,109,045)		328,159,081

GOVERNMENT BONDS (4.34%)
United States Treasury Bond
2.75%, 11/15/2047	6,800,000	6,301,555
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	7,699,050	9,584,170

TOTAL GOVERNMENT BONDS
(Cost $16,045,645)		15,885,725

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.72%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $17,263,809)	1.299%	17,263,809	$17,263,809

TOTAL SHORT TERM INVESTMENTS
(Cost $17,263,809)			17,263,809

TOTAL INVESTMENTS (98.70%)
(Cost $360,418,499)			$361,308,615

NET OTHER ASSETS AND LIABILITIES (1.30%)			4,771,317

NET ASSETS (100.00%)			$366,079,932

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $53,951,697, representing 14.74% of net assets.

See Notes to Quarterly Schedule of Investments.

SPROTT GOLD MINERS ETF	SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.00%)
Gold Mining (95.53%)
Agnico Eagle Mines, Ltd.	453,119	$17,259,303
Alamos Gold, Inc., Class A	1,315,249	6,681,465
AngloGold Ashanti, Ltd., Sponsored ADR	544,752	5,087,984
B2Gold Corp.(a)(b)	1,642,173	4,877,254
Barrick Gold Corp.	601,998	6,935,017
Cia de Minas Buenaventura SAA, ADR	528,189	8,213,339
Gold Fields, Ltd., Sponsored ADR	1,240,180	4,861,505
Goldcorp, Inc.	1,464,851	18,325,286
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)	1,950,194	4,056,403
IAMGOLD Corp.(b)	1,096,161	5,765,807
Kinross Gold Corp.(b)	1,554,681	5,565,758
McEwen Mining, Inc.(a)	2,196,827	4,283,813
Newmont Mining Corp.	501,725	19,165,895
Randgold Resources, Ltd., ADR	264,815	21,455,311
Royal Gold, Inc.	96,133	7,764,662
Sandstorm Gold, Ltd.(a)(b)	1,000,208	4,600,957
Seabridge Gold, Inc.(a)(b)	332,861	3,544,970
Sibanye Gold, Ltd., Sponsored ADR(a)	811,545	3,156,910
SSR Mining, Inc.(b)	437,096	3,627,897
Yamana Gold, Inc.	2,047,945	5,959,520
Total Gold Mining		161,189,056

Silver Mining (4.47%)
Coeur Mining, Inc.(b)	197,667	1,512,152
First Majestic Silver Corp.(a)(b)	266,615	1,415,726
Fortuna Silver Mines, Inc.(b)	343,665	1,549,929
Hecla Mining Co.	388,130	1,420,556
Pan American Silver Corp.	108,913	1,648,943
Total Silver Mining		7,547,306

TOTAL COMMON STOCKS
(Cost $174,750,553)		168,736,362

SHORT TERM INVESTMENTS (7.99%)
Investments Purchased with Collateral from Securities Loaned
State Street Navigator Securities Lending Prime Portfolio, 1.38%
(Cost $13,481,419)	13,481,419	13,481,419
TOTAL SHORT TERM INVESTMENTS
(Cost $13,481,419)		13,481,419

TOTAL INVESTMENTS (107.99%)
(Cost $188,231,972)		$182,217,781

NET LIABILITIES LESS OTHER ASSETS (-7.99%)		(13,488,204)

NET ASSETS (100.00%)		$168,729,577

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $13,069,782.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

SPROTT JUNIOR GOLD MINERS ETF		SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Security Description		Shares	Value
COMMON STOCKS (100.01%)
Gold Mining (84.42%)
Alacer Gold Corp.(a)(b)		1,289,783	$2,030,363
Alamos Gold, Inc., Class A		628,695	3,193,771
Argonaut Gold, Inc.(a)(b)		1,145,517	2,124,634
Centerra Gold, Inc.(b)		1,971,444	10,324,270
China Gold International Resources Corp., Ltd.(b)		2,467,392	5,672,386
Continental Gold, Inc.(a)(b)		428,579	1,272,511
Dalradian Resources, Inc.(b)		620,601	527,163
Detour Gold Corp.(b)		795,301	7,251,420
Eldorado Gold Corp.(a)		1,699,799	1,801,787
Endeavour Mining Corp.(a)(b)		681,619	12,854,722
Gold Standard Ventures Corp.(a)(b)		527,030	869,599
Golden Star Resources, Ltd.(b)		2,279,296	1,601,205
Guyana Goldfields, Inc.(b)		1,170,067	4,540,940
Harmony Gold Mining Co., Ltd., Sponsored ADR		1,856,891	3,862,333
Klondex Mines, Ltd.(a)(b)		826,636	1,146,674
New Gold, Inc.(b)		2,513,708	6,334,544
Novagold Resources, Inc.(a)(b)		677,491	2,682,864
OceanaGold Corp.		1,386,401	3,695,053
Osisko Gold Royalties, Ltd.		1,034,724	10,031,146
Premier Gold Mines, Ltd.(b)		1,342,946	3,286,199
Pretium Resources, Inc.(a)(b)		1,113,248	7,113,655
Sandstorm Gold, Ltd.(a)(b)		1,133,936	5,216,106
Seabridge Gold, Inc.(a)(b)		118,529	1,262,334
SEMAFO, Inc.(b)		1,487,601	3,964,772
SSR Mining, Inc.(b)		249,250	2,068,775
Tahoe Resources, Inc.		1,290,300	6,296,664
TMAC Resources, Inc.(a)(b)(c)		614,234	4,212,328
Torex Gold Resources, Inc.(b)		359,843	2,804,263
Total Gold Mining			118,042,481

Silver Mining (15.59%)
Coeur Mining, Inc.(b)		778,049	5,952,075
Endeavour Silver Corp.(b)		276,475	608,245
First Majestic Silver Corp.(a)(b)		704,312	3,739,897
Fortuna Silver Mines, Inc.(b)		993,896	4,482,471
Hecla Mining Co.		890,501	3,259,233
MAG Silver Corp.(b)		174,858	1,828,705
Silvercorp Metals, Inc.		759,232	1,922,930
Total Silver Mining			21,793,556

TOTAL COMMON STOCKS
(Cost $156,621,345)			139,836,037

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (12.94%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $22,188)	1.299%	22,188	22,188

	Shares	Value
Investments Purchased with Collateral from Securities Loaned (12.92%)
State Street Navigator Securities Lending Prime Portfolio, 1.38%
(Cost $18,068,075)	18,068,075	$18,068,075
TOTAL SHORT TERM INVESTMENTS
(Cost $18,090,263)		18,090,263

TOTAL INVESTMENTS (112.95%)
(Cost $174,711,608)		$157,926,300

NET LIABILITIES LESS OTHER ASSETS (-12.95%)		(18,105,068)

NET ASSETS (100.00%)		$139,821,232

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $18,325,779.
(b)	Non-income producing security.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2018, the market value of those securities was $4,212,328 representing 3.01% of net assets.

See Notes to Quarterly Schedule of Investments.

BUZZ US SENTIMENT LEADERS ETF	SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.88%)
Consumer Discretionary (19.09%)
Amazon.com, Inc.(a)	249	$376,600
Chipotle Mexican Grill, Inc.(a)	261	83,105
Ford Motor Co.	30,908	327,934
General Motors Co.	1,204	47,377
Home Depot, Inc.	557	101,524
Las Vegas Sands Corp.	729	53,079
Lowe's Cos, Inc.	1,054	94,428
MGM Resorts International	1,723	58,978
Netflix, Inc.(a)	843	245,633
NIKE, Inc., Class B	859	57,579
Sirius XM Holdings, Inc.(b)	11,905	74,763
Starbucks Corp.	971	55,444
Target Corp.	1,077	81,217
Tesla, Inc.(a)	985	337,914
Walt Disney Co.	1,042	107,493
Wynn Resorts, Ltd.	1,207	202,173
Total Consumer Discretionary		2,305,241

Consumer Staples (3.07%)
Kroger Co.	3,385	91,801
Procter & Gamble Co.	794	62,345
Wal-Mart Stores, Inc.	2,406	216,564
Total Consumer Staples		370,710

Energy (2.29%)
Energy Transfer Partners LP	5,683	103,487
Halliburton Co.	1,153	53,522
Kinder Morgan, Inc.	7,399	119,864
Total Energy		276,873

Financials (7.03%)
American Express Co.	842	82,103
Bank of America Corp.	7,560	242,676
Citigroup, Inc.	1,475	111,348
Goldman Sachs Group, Inc.	343	90,185
JPMorgan Chase & Co.	911	105,221
Morgan Stanley	2,191	122,740
Wells Fargo & Co.	1,635	95,500
Total Financials		849,773

Health Care (11.88%)
AbbVie, Inc.	1,255	145,367
Allergan PLC	479	73,871
Celgene Corp.(a)	2,890	251,777
Exelixis, Inc.(a)	2,611	67,364
Gilead Sciences, Inc.	1,410	111,009
Incyte Corp.(a)	1,058	90,099
Johnson & Johnson	676	87,799
Merck & Co., Inc.	1,217	65,986
Regeneron Pharmaceuticals, Inc.(a)	217	69,536
UnitedHealth Group, Inc.	676	152,884

Security Description	Shares	Value
Health Care (continued)
Valeant Pharmaceuticals International, Inc.(a)	19,462	$318,982
Total Health Care		1,434,674

Industrials (5.90%)
Boeing Co.	1,019	369,092
Caterpillar, Inc.	1,442	222,976
Delta Air Lines, Inc.	1,079	58,158
United Continental Holdings, Inc.(a)	920	62,367
Total Industrials		712,593

Information Technology (45.41%)
Activision Blizzard, Inc.	2,030	148,454
Advanced Micro Devices, Inc.(a)(b)	29,808	360,975
Alphabet, Inc., Class A(a)	310	342,215
Apple, Inc.	2,100	374,052
Applied Materials, Inc.	4,138	238,307
Broadcom, Ltd.	263	64,819
Cisco Systems, Inc.	1,860	83,291
Facebook, Inc., Class A(a)	2,019	360,028
Intel Corp.	4,174	205,737
International Business Machines Corp.	2,159	336,437
Lam Research Corp.	819	157,133
Mastercard, Inc., Class A	410	72,062
Micron Technology, Inc.(a)	8,353	407,710
Microsoft Corp.	3,921	367,672
Nutanix, Inc., Class A(a)	2,913	106,179
NVIDIA Corp.	1,474	356,708
Oracle Corp.	943	47,782
Palo Alto Networks, Inc.(a)	428	74,202
PayPal Holdings, Inc.(a)	4,448	353,216
Skyworks Solutions, Inc.	797	87,072
Square, Inc., Class A(a)	8,204	377,794
Take-Two Interactive Software, Inc.(a)	616	68,912
Twitter, Inc.(a)	8,348	265,967
Visa, Inc., Class A	1,176	144,578
Western Digital Corp.	954	83,036
Total Information Technology		5,484,338

Materials (1.94%)
Albemarle Corp.	689	69,196
Alcoa Corp.(a)	1,240	55,763
Freeport-McMoRan, Inc.(a)	5,914	110,000
Total Materials		234,959

Real Estate (0.45%)
Realty Income Corp.	1,106	54,393
Total Real Estate		54,393

Telecommunication Services (2.82%)
AT&T, Inc.	4,844	175,837
Sprint Corp.(a)(b)	31,678	164,409
Total Telecommunication Services		340,246

TOTAL COMMON STOCKS
(Cost $10,635,706)		12,063,800

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.72%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $8,805)	1.299%	8,805	$8,805

Investments Purchased with Collateral from Securities Loaned (0.65%)
State Street Navigator Securities Lending Prime Portfolio, 1.38%
(Cost $78,183)		78,183	78,183
TOTAL SHORT TERM INVESTMENTS
(Cost $86,988)			86,988

TOTAL INVESTMENTS (100.60%)
(Cost $10,722,694)			$12,150,788

NET OTHER ASSETS AND LIABILITIES (-0.60%)			(72,610)

NET ASSETS (100.00%)			$12,078,178

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $450,091.

See Notes to Quarterly Schedule of Investments.

WORKPLACE EQUALITY PORTFOLIO	SCHEDULE OF INVESTMENTS
	February 28, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.61%)
Consumer Discretionary (21.11%)
Abercrombie & Fitch Co., Class A	4,780	$98,611
American Eagle Outfitters, Inc.	4,612	88,873
Aramark	1,878	78,331
Barnes & Noble, Inc.	11,724	52,758
Best Buy Co., Inc.	1,227	88,884
Caesars Entertainment Corp.(a)	6,331	80,404
CBS Corp., Class B	1,357	71,880
Choice Hotels International, Inc.	1,061	83,978
Comcast Corp., Class A	2,015	72,963
Darden Restaurants, Inc.	902	83,155
Ford Motor Co.	6,369	67,575
GameStop Corp., Class A	4,395	68,958
Gap, Inc.	2,395	75,634
General Motors Co.	1,968	77,441
Groupon, Inc.(a)	15,174	64,945
Hilton Grand Vacations, Inc.(a)	1,883	81,270
Hilton Worldwide Holdings, Inc.	1,048	84,668
Home Depot, Inc.	437	79,652
Hyatt Hotels Corp., Class A(a)	1,131	87,392
InterContinental Hotels Group PLC, ADR(b)	1,307	84,681
Interpublic Group of Cos., Inc.	3,936	92,102
L Brands, Inc.	1,377	67,927
Macy's, Inc.	3,262	95,936
Marriott International, Inc., Class A	614	86,703
Mattel, Inc.	5,176	82,298
McDonald's Corp.	459	72,403
MGM Resorts International	2,457	84,103
Netflix, Inc.(a)	419	122,088
Newell Brands, Inc.	2,615	67,179
NIKE, Inc., Class B	1,232	82,581
Nordstrom, Inc.	1,772	90,921
Office Depot, Inc.	23,483	61,760
Pearson PLC, Sponsored ADR	8,406	83,976
Royal Caribbean Cruises, Ltd.	645	81,657
Sears Holdings Corp.(a)	20,875	50,518
Sirius XM Holdings, Inc.(b)	15,268	95,883
Sony Corp., Sponsored ADR	1,802	90,929
Starbucks Corp.	1,413	80,682
Tapestry, Inc.	1,882	95,813
Target Corp.	1,312	98,938
TEGNA, Inc.	5,927	76,221
Tesla, Inc.(a)	232	79,590
Tiffany & Co.	799	80,731
Time Warner, Inc.	886	82,363
TJX Cos., Inc.	1,114	92,106
Toyota Motor Corp., Sponsored ADR	641	86,279
Viacom, Inc., Class B	2,646	88,218
Visteon Corp.(a)	642	79,505
Walt Disney Co.	715	73,759
Whirlpool Corp.	481	78,129
Wyndham Worldwide Corp.	708	81,972

Security Description	Shares	Value
Consumer Discretionary (continued)
Wynn Resorts, Ltd.	477	$79,898
Total Consumer Discretionary		4,235,221

Consumer Staples (8.35%)
Altria Group, Inc.	1,128	71,008
Avon Products, Inc.(a)	36,756	96,668
Brown-Forman Corp., Class B	1,199	83,678
Campbell Soup Co.	1,631	70,215
Clorox Co.	540	69,703
Coca-Cola Co.	1,734	74,943
Colgate-Palmolive Co.	1,093	75,384
CVS Health Corp.	1,103	74,706
Diageo PLC, Sponsored ADR	583	79,078
Estee Lauder Cos., Inc., Class A	613	84,864
General Mills, Inc.	1,417	71,629
Hershey Co.	705	69,273
Hormel Foods Corp.	2,194	71,217
Kellogg Co.	1,229	81,360
Kimberly-Clark Corp.	673	74,649
Kraft Heinz Co.	1,016	68,123
Kroger Co.	3,125	84,750
Mondelez International, Inc., Class A	1,844	80,952
PepsiCo, Inc.	668	73,300
Procter & Gamble Co.	873	68,548
Unilever NV, NY Shares	1,390	72,697
Walgreens Boots Alliance, Inc.	1,150	79,224
Total Consumer Staples		1,675,969

Energy (0.76%)
Chevron Corp.	673	75,322
Royal Dutch Shell PLC, Class A, Sponsored ADR	1,234	78,076
Total Energy		153,398

Financials (21.59%)
American Express Co.	810	78,983
American International Group, Inc.	1,345	77,122
Ameriprise Financial, Inc.	474	74,153
Aon PLC	584	81,947
Aviva PLC, Sponsored ADR	5,890	83,020
Bank of America Corp.	2,783	89,334
Bank of Montreal	1,020	77,530
Bank of New York Mellon Corp.	1,478	84,290
Barclays PLC, Sponsored ADR	7,435	87,361
BlackRock, Inc.	152	83,513
Brighthouse Financial, Inc.(a)	1,372	74,458
Capital One Financial Corp.	836	81,870
Charles Schwab Corp.	1,612	85,468
Chubb, Ltd.	542	76,921
Citigroup, Inc.	1,097	82,813
CNA Financial Corp.	1,515	77,356
Comerica, Inc.	945	91,873
Credit Suisse Group AG, Sponsored ADR	4,588	84,236
Deutsche Bank AG	4,155	66,231
Discover Financial Services	1,111	87,580
FactSet Research Systems, Inc.	389	79,037
Fifth Third Bancorp	2,683	88,673
Franklin Resources, Inc.	1,855	71,733

Security Description	Shares	Value
Financials (continued)
Genworth Financial, Inc., Class A(a)	24,391	$66,344
Goldman Sachs Group, Inc.	308	80,982
Hartford Financial Services Group, Inc.	1,447	76,474
HSBC Holdings PLC, Sponsored ADR(b)	1,593	79,061
Huntington Bancshares, Inc.	5,504	86,413
JPMorgan Chase & Co.	752	86,856
KeyCorp	4,153	87,753
M&T Bank Corp.	461	87,516
Marsh & McLennan Cos., Inc.	940	78,039
MetLife, Inc.	1,590	73,442
Moody's Corp.	545	90,950
Morgan Stanley	1,520	85,150
Northern Trust Corp.	814	86,178
PNC Financial Services Group, Inc.	557	87,817
Principal Financial Group, Inc.	1,145	71,368
Progressive Corp.	1,479	85,161
Prudential Financial, Inc.	694	73,786
Royal Bank of Canada	1,014	79,994
S&P Global, Inc.	468	89,762
State Street Corp.	813	86,300
Sun Life Financial, Inc.	1,942	79,952
SunTrust Banks, Inc.	1,238	86,462
T Rowe Price Group, Inc.	778	87,058
Thomson Reuters Corp.	1,861	73,305
Toronto-Dominion Bank	1,448	83,941
Travelers Cos., Inc.	598	83,122
UBS Group AG	4,421	83,866
US Bancorp	1,478	80,344
Voya Financial, Inc.	1,770	90,305
Wells Fargo & Co.	1,375	80,314
Total Financials		4,333,517

Health Care (11.21%)
AbbVie, Inc.	822	95,212
Aetna, Inc.	444	78,615
Anthem, Inc.	352	82,854
AstraZeneca PLC, Sponsored ADR	2,410	79,988
athenahealth, Inc.(a)	589	82,307
Baxter International, Inc.	1,223	82,907
Biogen, Inc.(a)	240	69,358
Bioverativ, Inc.(a)	1,516	158,695
Boston Scientific Corp.(a)	3,139	85,569
Bristol-Myers Squibb Co.	1,282	84,868
Cardinal Health, Inc.	1,273	88,104
Cigna Corp.	393	76,985
Danaher Corp.	853	83,406
Eli Lilly & Co.	953	73,400
Express Scripts Holding Co.(a)	1,116	84,202
GlaxoSmithKline PLC, Sponsored ADR	2,284	82,932
Henry Schein, Inc.(a)	1,146	75,854
Humana, Inc.	312	84,808
Johnson & Johnson	583	75,720
McKesson Corp.	489	72,973
Medtronic PLC	944	75,416
Merck & Co., Inc.	1,422	77,101
Novartis AG, Sponsored ADR	940	78,349
Pfizer, Inc.	2,203	79,991

Security Description	Shares	Value
Health Care (continued)
Sanofi, Sponsored ADR	1,852	$72,691
Thermo Fisher Scientific, Inc.	416	86,769
UnitedHealth Group, Inc.	360	81,418
Total Health Care		2,250,492

Industrials (11.35%)
3M Co.	344	81,015
Alaska Air Group, Inc.	1,169	75,400
American Airlines Group, Inc.	1,614	87,560
Arconic, Inc.	3,217	78,463
Boeing Co.	275	99,608
Cummins, Inc.	464	78,031
Eaton Corp. PLC	1,042	84,089
Fortive Corp.	1,149	88,243
General Electric Co.	4,494	63,410
Harris Corp.	552	86,195
Herman Miller, Inc.	2,264	81,278
Huron Consulting Group, Inc.(a)	2,008	70,280
IHS Markit, Ltd.(a)	1,774	83,467
JetBlue Airways Corp.(a)	3,759	79,127
Lockheed Martin Corp.	247	87,053
ManpowerGroup, Inc.	642	76,051
Navigant Consulting, Inc.(a)	4,153	82,562
Nielsen Holdings PLC	2,146	70,024
Northrop Grumman Corp.	255	89,260
Owens Corning	917	74,552
Raytheon Co.	418	90,919
Rockwell Automation, Inc.	417	75,394
Rockwell Collins, Inc.	599	82,494
Southwest Airlines Co.	1,235	71,432
Steelcase, Inc., Class A	5,695	77,737
United Continental Holdings, Inc.(a)	1,255	85,076
United Technologies Corp.	632	85,156
WW Grainger, Inc.	357	93,373
Total Industrials		2,277,249

Information Technology (16.46%)
Accenture PLC, Class A	530	85,335
Adobe Systems, Inc.(a)	445	93,063
Alphabet, Inc., Class C(a)	76	83,960
Apple, Inc.	457	81,401
Automatic Data Processing, Inc.	683	78,764
Booz Allen Hamilton Holding Corp.	2,105	79,843
Broadridge Financial Solutions, Inc.	890	89,338
CA, Inc.	2,393	83,994
Cars.com, Inc.(a)	2,915	79,842
Cisco Systems, Inc.	2,095	93,814
Conduent, Inc.(a)	5,049	95,426
Convergys Corp.	3,389	78,659
Corning, Inc.	2,495	72,555
eBay, Inc.(a)	2,086	89,406
Electronic Arts, Inc.(a)	729	90,177
Facebook, Inc., Class A(a)	445	79,352
Hewlett Packard Enterprise Co.	5,565	103,453
HP, Inc.	3,850	90,052
Intel Corp.	1,853	91,334
International Business Machines Corp.	536	83,525
Intuit, Inc.	498	83,096
Mastercard, Inc., Class A	519	91,219

Security Description	Shares	Value
Information Technology (continued)
Microsoft Corp.	939	$88,050
NCR Corp.(a)	2,443	80,619
NetApp, Inc.	1,403	84,952
Nokia OYJ, Sponsored ADR	17,381	100,810
NVIDIA Corp.	414	100,188
Oracle Corp.	1,657	83,960
PayPal Holdings, Inc.(a)	1,056	83,857
QUALCOMM, Inc.	1,270	82,550
Salesforce.com, Inc.(a)	757	88,001
Symantec Corp.	2,783	73,165
Tech Data Corp.(a)	838	86,599
Texas Instruments, Inc.	788	85,380
Twitter, Inc.(a)	3,614	115,142
Visa, Inc., Class A	701	86,181
Xerox Corp.	2,722	82,531
Yelp, Inc.(a)	1,904	82,938
Total Information Technology		3,302,531

Materials (2.85%)
Alcoa Corp.(a)	1,877	84,409
Ball Corp.	2,078	83,016
Chemours Co.	1,705	81,004
DowDuPont, Inc.	1,152	80,986
Ecolab, Inc.	598	78,009
Monsanto Co.	678	83,645
Praxair, Inc.	540	80,865
Total Materials		571,934

Real Estate (1.62%)
CBRE Group, Inc., Class A(a)	1,848	86,394
Jones Lang LaSalle, Inc.	538	86,408
Park Hotels & Resorts, Inc.	2,819	73,266
Weyerhaeuser Co.	2,233	78,222
Total Real Estate		324,290

Telecommunication Services (1.88%)
AT&T, Inc.	2,096	76,085
BT Group PLC, Sponsored ADR	4,370	72,717
Sprint Corp.(a)(b)	14,711	76,350
T-Mobile US, Inc.(a)	1,287	78,005
Verizon Communications, Inc.	1,538	73,424
Total Telecommunication Services		376,581

Utilities (2.43%)
American Electric Power Co., Inc.	1,071	70,236
Edison International	1,159	70,224
Exelon Corp.	2,023	74,932
PG&E Corp.	1,524	62,621
Portland General Electric Co.	1,685	66,945
PPL Corp.	2,360	67,614
Sempra Energy	693	75,523
Total Utilities		488,095

TOTAL COMMON STOCKS
(Cost $16,972,255)		19,989,277

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.28%)
Money Market Fund (0.25%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $50,309)	1.299%	50,309	$50,309

Investments Purchased with Collateral from Securities Loaned (1.03%)
State Street Navigator Securities Lending Prime Portfolio, 1.38%
(Cost $206,779)		206,779	206,779

TOTAL SHORT TERM INVESTMENTS
(Cost $257,088)			257,088

TOTAL INVESTMENTS (100.89%)
(Cost 17,229,343)			$20,246,365

NET LIABILITIES LESS OTHER ASSETS (-0.89%)			(178,829)

NET ASSETS (100.00%)			$20,067,536

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $257,757.

See Notes to Quarterly Schedule of Investments.

ALPS | Dorsey Wright Sector Momentum ETF	SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.86%)
Basic Materials (12.16%)
Air Products & Chemicals, Inc.	1,285	$206,615
Albemarle Corp.	1,591	159,784
Ecolab, Inc.	1,525	198,936
Freeport-McMoRan, Inc.(a)	12,141	225,823
The Sherwin-Williams Co.	511	205,208
United States Steel Corp.	6,473	281,640
Total Basic Materials		1,278,006

Consumer, Cyclical (18.35%)
Amazon.com, Inc.(a)	175	264,679
Home Depot, Inc.	1,129	205,783
O'Reilly Automotive, Inc.(a)	858	209,515
Scientific Games Corp., Class A(a)	4,054	180,200
Sirius XM Holdings, Inc.(b)	38,389	241,083
VF Corp.	2,770	206,559
Visteon Corp.(a)	1,651	204,460
Wyndham Worldwide Corp.	1,831	211,993
Yum! Brands, Inc.	2,505	203,857
Total Consumer, Cyclical		1,928,129

Financials (7.46%)
Arch Capital Group, Ltd.(a)	2,241	197,746
MFA Financial, Inc.	25,110	178,783
Western Alliance Bancorp(a)	3,591	209,930
WR Berkley Corp.	2,894	197,892
Total Financials		784,351

Health Care (10.39%)
ABIOMED, Inc.(a)	1,092	292,853
Align Technology, Inc.(a)	883	231,805
Cooper Cos., Inc.	899	207,237
Exact Sciences Corp.(a)	3,998	178,351
West Pharmaceutical Services, Inc.	2,088	182,115
Total Health Care		1,092,361

Industrials (18.27%)
Healthcare Services Group, Inc.	3,896	176,995
HEICO Corp.	2,681	229,494
IDEX Corp.	1,571	214,913
ITT, Inc.	3,924	196,906
Lockheed Martin Corp.	639	225,209
Northrop Grumman Corp.	664	232,427
Roper Technologies, Inc.	816	224,473
TransDigm Group, Inc.	745	214,791
Union Pacific Corp.	1,578	205,535
Total Industrials		1,920,743

Security Description		Shares	Value
Information Technology (20.49%)
Amphenol Corp., Class A		2,313	$211,385
ANSYS, Inc.(a)		1,393	222,796
Apple, Inc.		1,185	211,072
Cadence Design Systems, Inc.(a)		4,720	182,994
Facebook, Inc., Class A(a)		1,144	203,998
LogMeIn, Inc.		1,736	200,595
Monolithic Power Systems, Inc.		1,833	214,571
NVIDIA Corp.		1,076	260,392
Skyworks Solutions, Inc.		2,178	237,947
Take-Two Interactive Software, Inc.(a)		1,854	207,407
Total Information Technology			2,153,157

Real Estate (3.80%)
American Tower Corp.		1,444	201,192
SBA Communications Corp.(a)		1,259	198,003
Total Real Estate			399,195

Utilities (8.94%)
Atmos Energy Corp.		2,307	185,690
DTE Energy Co.		1,821	183,520
NextEra Energy, Inc.		1,301	197,947
OGE Energy Corp.		6,037	189,200
Vectren Corp.		3,048	183,642
Total Utilities			939,999

TOTAL COMMON STOCKS
(Cost $9,500,801)			10,495,941

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.86%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $8,129)	1.299%	8,129	8,129

Investments Purchased with Collateral From Securities Loaned (1.78%)
State Street Navigator Securities Lending Prime Portfolio, 1.38%
(Cost $187,142)		187,142	187,142

TOTAL SHORT TERM INVESTMENTS
(Cost $195,271)			195,271

TOTAL INVESTMENTS (101.72%)
(Cost $9,696,072)			$10,691,212

NET LIABILITIES LESS OTHER ASSETS (-1.72%)			(180,706)

NET ASSETS (100.00%)			$10,510,505

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $180,807.

See Notes to Quarterly Schedule of Investments.

ALPS DISRUPTIVE TECHNOLOGIES ETF	SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.02%)
Consumer Discretionary (2.42%)
iRobot Corp.(a)	1,464	$99,479
Netflix, Inc.(a)	528	153,848
Total Consumer Discretionary		253,327

Financials (5.71%)
American Express Co.	992	96,730
LendingClub Corp.(a)	27,205	85,696
LendingTree, Inc.(a)	312	108,732
Moody's Corp.	648	108,138
S&P Global, Inc.	576	110,477
Thomson Reuters Corp.	2,216	87,313
Total Financials		597,086

Health Care (12.17%)
ABIOMED, Inc.(a)	520	139,454
Align Technology, Inc.(a)	408	107,108
Boston Scientific Corp.(a)	3,903	106,396
Cochlear, Ltd.	712	101,699
CYBERDYNE, Inc.(a)	7,100	106,671
DENTSPLY SIRONA, Inc.	1,504	84,314
DexCom, Inc.(a)	1,631	91,564
DiaSorin SpA	1,040	85,581
Intuitive Surgical, Inc.(a)	256	109,171
Mazor Robotics, Ltd., Sponsored ADR(a)	1,816	115,171
Smith & Nephew PLC, Sponsored ADR	2,724	96,620
William Demant Holding A/S(a)	3,568	128,144
Total Health Care		1,271,893

Industrials (18.45%)
ABB, Ltd., Sponsored ADR	3,786	91,962
Aerovironment, Inc.(a)	1,754	87,209
ATS Automation Tooling Systems, Inc.(a)	8,090	110,960
Experian PLC	4,674	100,124
FANUC Corp.	408	104,433
Hyundai Robotics Co., Ltd.(a)	275	112,372
IHS Markit, Ltd.(a)	2,144	100,875
Nielsen Holdings PLC	2,562	83,598
Proto Labs, Inc.(a)	1,008	109,822
Prysmian SpA	3,034	95,942
RELX NV, Sponsored ADR	4,272	87,747
Schneider Electric SE	1,160	101,300
Sensata Technologies Holding NV(a)	2,048	108,257
Siemens Gamesa Renewable Energy SA	7,610	121,484
SLM Solutions Group AG(a)	1,848	80,262
Verisk Analytics, Inc.(a)	1,024	104,643
Vestas Wind Systems A/S	1,576	114,546
Wolters Kluwer NV	1,895	96,360
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	73,600	115,866
Total Industrials		1,927,762

Security Description	Shares	Value
Information Technology (57.78%)
3D Systems Corp.(a)	10,111	$96,054
Advanced Energy Industries, Inc.(a)	1,360	90,195
Alarm.com Holdings, Inc.(a)	2,586	93,445
Ambarella, Inc.(a)	1,680	80,774
ams AG	1,096	129,805
ANSYS, Inc.(a)	672	107,480
Arista Networks, Inc.(a)	448	120,843
Autodesk, Inc.(a)	896	105,253
Black Knight, Inc.(a)	2,168	103,305
Check Point Software Technologies, Ltd.(a)	944	98,072
Citrix Systems, Inc.(a)	1,120	103,040
Cognex Corp.	1,546	83,036
Dassault Systemes SE	922	119,514
Ellie Mae, Inc.(a)	1,104	97,892
FARO Technologies, Inc.(a)	1,912	113,477
FireEye, Inc.(a)	7,074	117,358
First Data Corp., Class A(a)	5,920	92,470
First Solar, Inc.(a)	1,424	89,498
Fiserv, Inc.(a)	744	106,682
Fitbit, Inc., Class A(a)	14,404	68,851
FleetCor Technologies, Inc.(a)	528	105,563
Fortinet, Inc.(a)	2,360	119,109
Gartner, Inc.(a)	810	91,862
Gemalto NV	2,560	154,161
Global Payments, Inc.	984	111,576
Guidewire Software, Inc.(a)	1,344	107,950
InterDigital, Inc.	1,272	91,330
Intuit, Inc.	632	105,456
Keyence Corp.	176	107,667
Mastercard, Inc., Class A	656	115,299
Nemetschek SE	1,088	112,029
NETGEAR, Inc.(a)	1,904	106,148
Omron Corp.	1,600	95,375
Palo Alto Networks, Inc.(a)	688	119,279
PayPal Holdings, Inc.(a)	1,324	105,139
Proofpoint, Inc.(a)	1,130	121,102
PTC, Inc.(a)	1,568	115,656
Qorvo, Inc.(a)	1,424	114,931
Qualys, Inc.(a)	1,672	123,812
Red Hat, Inc.(a)	785	115,709
Salesforce.com, Inc.(a)	936	108,810
SAP SE, Sponsored ADR	866	90,497
ServiceNow, Inc.(a)	808	130,096
Silicon Laboratories, Inc.(a)	1,080	100,980
SimCorp A/S	1,712	107,544
Skyworks Solutions, Inc.	1,008	110,124
Sophos Group PLC(b)(c)	13,222	90,722
SS&C Technologies Holdings, Inc.	2,410	119,343
Stratasys, Ltd.(a)	4,538	82,705
Symantec Corp.	3,544	93,172
Temenos Group AG	752	88,307
Total System Services, Inc.	1,288	113,280
Trend Micro, Inc.	1,768	100,749
Visa, Inc., Class A	880	108,187
VMware, Inc., Class A(a)	832	109,616

Security Description	Shares	Value
Information Technology (57.78%) (continued)
Worldpay, Inc., Class A(a)	1,338	$108,753
Xero, Ltd.(a)	4,760	117,420
Total Information Technology		6,036,502

Real Estate (1.64%)
Digital Realty Trust, Inc.	856	86,148
Equinix, Inc.	216	84,693
Total Real Estate		170,841

Utilities (1.85%)
Brookfield Renewable Partners LP	3,024	93,416
China Longyuan Power Group Corp., Ltd., Class H	150,000	99,669
Total Utilities		193,085

TOTAL COMMON STOCKS
(Cost $10,525,448)		10,450,496

TOTAL INVESTMENTS (100.02%)
(Cost $10,525,448)		$10,450,496

NET LIABILITIES LESS OTHER ASSETS (-0.02%)		(2,157)

NET ASSETS (100.00%)		$10,448,339

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of February 28, 2018, the aggregate fair value of those securities was $90,722, representing 0.87% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees, unless otherwise noted below. As of February 28, 2018, the aggregate value of those securities was $90,722, representing 0.87% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

February 28, 2018 (Unaudited)

1. Portfolio Valuation

Each Fund’s Shares are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 28, 2018:

Alerian Energy Infrastructure ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies	$9,392,655	$–	$–	$9,392,655
U.S. Energy Infrastructure Companies	9,744,362	–	–	9,744,362
U.S. Energy Infrastructure MLPs	9,582,984	–	–	9,582,984
U.S. General Partners	9,733,553	–	–	9,733,553
Short Term Investments	94,676	–	–	94,676
TOTAL	$38,548,230	$–	$–	$38,548,230

Alerian MLP ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Master Limited Partnerships	$9,118,916,521	$–	$–	$9,118,916,521
Short Term Investments	21,841,125	–	–	21,841,125
TOTAL	$9,140,757,646	$–	$–	$9,140,757,646

ALPS | Dorsey Wright Sector Momentum ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$10,495,941	$–	$–	$10,495,941
Short Term Investments
Money Market Fund	8,129	–	–	8,129
Investments Purchased with Collateral from Securities Loaned	187,142	–	–	187,142
TOTAL	$10,691,212	$–	$–	$10,691,212

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$57,112,265	$–	$–	$57,112,265
Short Term Investments
Money Market Fund	77,084	–	–	77,084
Investments Purchased with Collateral from Securities Loaned	1,500,648	–	–	1,500,648
TOTAL	$58,689,997	$–	$–	$58,689,997

ALPS Equal Sector Weight ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$168,224,945	$–	$–	$168,224,945
Short Term Investments	12,666	–	–	12,666
TOTAL	$168,237,611	$–	$–	$168,237,611

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$351,594,024	$–	$–	$351,594,024
Short Term Investments
Money Market Fund	128,925	–	–	128,925
Investments Purchased with Collateral from Securities Loaned	9,812,378	–	–	9,812,378
TOTAL	$361,535,327	$–	$–	$361,535,327

ALPS Medical Breakthroughs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$168,334,876	$–	$–	$168,334,876
Rights*	–	1,700	–	1,700
Short Term Investments
Money Market Fund	69,601	–	–	69,601
Investments Purchased with Collateral from Securities Loaned	9,873,512	–	–	9,873,512
TOTAL	$178,277,989	$1,700	$–	$178,279,689

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$2,334,057,091	$–	$–	$2,334,057,091
Short Term Investments	1,467,478	–	–	1,467,478
TOTAL	$2,335,524,569	$–	$–	$2,335,524,569

Barron's 400 ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$193,834,263	$–	$–	$193,834,263
Limited Partnerships	9,790,597	–	–	9,790,597
Short Term Investments
Money Market Fund	3,518,499	–	–	3,518,499
Investments Purchased with Collateral from Securities Loaned	4,190,241	–	–	4,190,241
TOTAL	$211,333,600	$–	$–	$211,333,600

Cohen & Steers Global Realty Majors ETF
Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Stocks	$60,400,504	$–	$–	$60,400,504
Short Term Investments	120,218	–	–	120,218
TOTAL	$60,520,722	$–	$–	$60,520,722

RiverFront Dynamic Core Income ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$59,410,214	$–	$59,410,214
Government Bonds	–	3,434,235	–	3,434,235
Short Term Investments	4,001,263	–	–	4,001,263
TOTAL	$4,001,263	$62,844,449	$–	$66,845,712

RiverFront Dynamic Unconstrained Income ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$12,011,736	$–	$12,011,736
Short Term Investments	533,606	–	–	533,606
TOTAL	$533,606	$12,011,736	$–	$12,545,342

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$74,582,674	$–	$–	$74,582,674
Short Term Investments	69,319	–	–	69,319
TOTAL	$74,651,993	$–	$–	$74,651,993

RiverFront Dynamic US Flex-Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$49,103,105	$–	$–	$49,103,105
Short Term Investments
Money Market Fund	18,334	–	–	18,334
Investments Purchased with Collateral from Securities Loaned	502,929	–	–	502,929
TOTAL	$49,624,368	$–	$–	$49,624,368

RiverFront Strategic Income Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$328,159,081	$–	$328,159,081
Government Bonds	–	15,885,725	–	15,885,725
Short Term Investments	17,263,809	–	–	17,263,809
TOTAL	$17,263,809	$344,044,806	$–	$361,308,615

Sprott Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$168,736,362	$–	$–	$168,736,362
Short Term Investments	13,481,419	–	–	13,481,419
TOTAL	$182,217,781	$–	$–	$182,217,781

Sprott Junior Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$139,836,037	$–	$–	$139,836,037
Short Term Investments
Money Market Fund	22,188	–	–	22,188
Investments Purchased with Collateral from Securities Loaned	18,068,075	–	–	18,068,075
TOTAL	$157,926,300	$–	$–	$157,926,300

BUZZ US Sentiment Leaders ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$12,063,800	$–	$–	$12,063,800
Short Term Investments
Money Market Fund	8,805	–	–	8,805
Investments Purchased with Collateral from Securities Loaned	78,183	–	–	78,183
TOTAL	$12,150,788	$–	$–	$12,150,788

ALPS Disruptive Technologies ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$10,450,496	$–	$–	$10,450,496
TOTAL	$10,450,496	$–	$–	$10,450,496

Workplace Equality Portfolio

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$19,989,277	$–	$–	$19,989,277
Short Term Investments
Money Market Fund	50,309	–	–	50,309
Investments Purchased with Collateral from Securities Loaned	206,779	–	–	206,779
TOTAL	$20,246,365	$–	$–	$20,246,365

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.
**	Other financial instruments are instruments not reflected in the Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the nine months or period ended February 28, 2018, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Lending of Portfolio Securities

ALPS Dorsey Wright Sector Momentum ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, Barron’s 400 ETF, BUZZ US Sentiment Leaders ETF, RiverFront Dynmic US Flex-Cap ETF, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, and Workplace Equality Portfolio (the “Funds”) have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2018:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Dorsey Wright Sector Momentum ETF	$180,807	$187,142	-	$187,142
ALPS Emerging Sector Dividend Dogs ETF	1,542,982	1,500,648	95,000	1,595,648
ALPS Equal Sector Weight ETF	18,470,609	18,855,206	-	18,855,206
ALPS International Sector Dividend Dogs ETF	14,765,941	9,812,378	5,805,755	15,618,133
ALPS Medical Breakthroughs ETF	21,163,873	9,873,512	12,455,083	22,328,595
Barron's 400 ETF	5,499,250	4,190,241	1,440,434	5,630,675
BUZZ US Sentiment Leaders ETF	450,091	78,183	401,134	479,317
RiverFront Dynmic US Flex-Cap ETF	445,036	502,929	-	502,929
Sprott Gold Miners ETF	13,069,782	13,481,419	432,048	13,913,467
Sprott Junior Gold Miners ETF	18,325,779	18,068,075	1,108,045	19,176,120
Workplace Equality Portfolio	257,757	206,779	60,682	267,461

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. AFFILIATED COMPANIES

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the three months ended February 28, 2018, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940.

Security Name	Share Balance Balance as of November 30, 2017	Purchases	Purchases In-Kind	Sales	Share Balance as of February 28, 2018	Market Value as of February 28, 2018	Dividends*	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)
Master Limited Partnerships
Buckeye Partners LP	11,471,355	74,820	1,072,016	(1,180,113)	11,438,078	$512,425,894	$-	1,680,868	$1,416,274
Dominion Energy Midstream Partners LP	3,944,909	-	360,061	(502,331)	3,802,639	95,826,503	-	(25,309,134)	(890,685)
Enbridge Energy Partners LP	17,579,625	-	1,595,447	(2,344,606)	16,830,466	210,549,130	-	(29,181,185)	(1,201,444)
EQT Midstream Partners LP	4,781,272	-	433,761	(639,140)	4,575,893	281,508,937	-	(26,703,586)	(1,404,344)
Genesis Energy LP	8,762,589	-	794,994	(1,171,670)	8,385,913	167,382,824	-	(6,259,679)	(2,270,440)
Magellan Midstream Partners LP	15,052,756	-	1,327,294	(2,494,517)	13,885,533	867,290,391	-	(48,640,016)	(276,696)
NGL Energy Partners LP	-	8,936,898	643,819	(874,829)	8,705,888	106,647,128	-	(9,707,318)	(12,910)
NuStar Energy LP	6,453,764	-	586,316	(859,226)	6,180,854	135,607,937	-	(34,152,186)	(3,797,878)
Rice Midstream Partners LP	5,981,093	-	543,027	(796,462)	5,727,658	108,882,779	-	(8,853,462)	(54,582)
TC PipeLines LP	4,253,931	-	389,656	(525,810)	4,117,777	202,306,384	-	(2,775,225)	162,726
Tallgrass Energy Partners LP	3,835,924	-	347,660	(514,802)	3,668,782	140,697,790	-	(16,537,877)	(1,080,794)
Western Gas Partners LP	8,181,076	-	742,497	(1,089,145)	7,834,428	364,692,623	-	22,762,306	(162,117)
						$3,193,818,320	$-	$(183,676,494)	$(9,572,890)

Investments no longer affiliated as of February 28, 2018
DCP Midstream LP	7,380,879	-	669,552	(986,567)	7,063,864	$253,168,886	$-	$9,579,875	$2,207,762
MPLX LP	23,433,562	-	2,126,771	(3,125,647)	22,434,686	774,669,707	-	(17,761,727)	1,544,346
						$1,027,838,593	$-	$(8,181,852)	$3,752,108

GRAND TOTAL						$4,221,656,913	$-	$(191,858,346)	$(5,820,782)

*	100% of the Income received was estimated as Return of Capital.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the registrant’s last fiscal quarter covered by this Report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	April 27, 2018

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	April 27, 2018